MassMutual Clinton Limited Term Municipal Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 99.0%
Municipal Obligations — 99.0%
Arizona — 2.2%
Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series D,
5.000% 12/01/34	$1,000,000	$1,109,380
California — 2.0%
City of Los Angeles Department of Airports, CA, Revenue Bonds, Series A,
5.000% 5/15/36	1,000,000	1,026,570
Florida — 4.0%
State of Florida, General Obligation, Series A,
5.000% 6/01/26	2,000,000	2,042,548
Georgia — 0.6%
Fayette County Development Authority, GA
Revenue Bonds, 5.000% 10/01/26	150,000	153,073
Revenue Bonds, 5.000% 10/01/27	150,000	155,665
		308,738
Illinois — 11.7%
City of Chicago, IL, General Obligation, Series A,
4.000% 1/01/35	2,400,000	2,296,841
City of Chicago, IL, Waterworks Revenue, Revenue Bonds, Series A1,
5.000% 11/01/28	1,225,000	1,252,037
State of Illinois, General Obligation,
5.000% 2/01/33	2,250,000	2,445,133
		5,994,011
Indiana — 2.6%
Indiana Finance Authority, Revenue Bonds, Series D,
5.000% 10/01/63	1,250,000	1,360,882
Louisiana — 0.5%
Louisiana Public Facilities Authority, Revenue Bonds, Series 2025A,
5.000% 5/15/30	250,000	268,467
Nebraska — 3.1%
Central Plains Energy Project, NE, Revenue Bonds, Series A,
5.000% 9/01/32	1,500,000	1,606,390
New Jersey — 2.5%
New Jersey Economic Development Authority, Revenue Bonds, Series MMM,
4.000% 6/15/35	1,290,000	1,280,603
New York — 8.0%
Metropolitan Transportation Authority, NY
Revenue Bonds, Series E, 5.000% 11/15/32	2,000,000	2,166,966
Dedicated Tax Fund, Revenue Bonds, Series A, 5.250% 11/15/27	1,700,000	1,753,803

MassMutual Clinton Limited Term Municipal Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Series E3,
4.000% VMIG1 2/01/45	$200,000	$200,000
		4,120,769
North Carolina — 0.4%
Charlotte-Mecklenburg Hospital Authority, NC, Revenue Bonds, Series H,
4.000% VMIG1 1/15/48	200,000	200,000
Ohio — 9.7%
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A,
5.000% 12/01/25	2,440,000	2,462,239
State of Ohio, General Obligation, Series A,
5.000% 6/15/30	2,270,000	2,508,096
		4,970,335
Pennsylvania — 13.4%
Commonwealth of Pennsylvania, General Obligation, Series 2ND,
5.000% 9/15/29	2,320,000	2,375,850
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/34	500,000	538,982
Revenue Bonds, 5.000% 2/01/37	525,000	550,632
Pennsylvania Turnpike Commission, Revenue Bonds, Series 1ST,
5.000% 6/01/26	2,270,000	2,316,007
Philadelphia Authority for Industrial Development, PA, Revenue Bonds, Series B1,
4.000% VMIG1 7/01/54	1,100,000	1,100,000
		6,881,471
South Carolina — 9.0%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Series A,
5.000% 11/01/31	2,100,000	2,312,264
South Carolina Public Service Authority
Revenue Bonds, Series B, 4.000% 12/01/38	1,120,000	1,091,448
Revenue Bonds, Series A, 5.000% 12/01/33	1,125,000	1,227,754
		4,631,466
Texas — 19.0%
Central Texas Turnpike System, Revenue Bonds, Series C,
5.000% 8/15/31	1,800,000	1,981,198
City of San Antonio, TX, General Obligation,
5.000% 2/01/26	2,390,000	2,420,516
Clifton Higher Education Finance Corp., TX, Revenue Bonds, Series A,
5.000% 2/15/30	1,990,000	2,145,239
Dallas Independent School District. TX, General Obligation, Series B,
5.000% 2/15/26	800,000	810,360
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A,
5.000% 7/01/32	2,200,000	2,377,314
		9,734,627

MassMutual Clinton Limited Term Municipal Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Virginia — 7.5%
County of Arlington, VA, General Obligation, Series B,
5.000% 8/15/26	$1,800,000	$1,848,015
Virginia Commonwealth Transportation Board, Revenue Bonds,
5.000% 3/15/26	2,000,000	2,029,720
		3,877,735
Wisconsin — 2.8%
University of Wisconsin Hospitals & Clinics
Revenue Bonds, Series A, 5.000% 4/01/29	745,000	801,624
Revenue Bonds, Series A, 5.000% 4/01/30	575,000	627,024
		1,428,648
TOTAL MUNICIPAL OBLIGATIONS (Cost $51,269,364)		50,842,640
TOTAL BONDS & NOTES (Cost $51,269,364)		50,842,640
TOTAL LONG-TERM INVESTMENTS (Cost $51,269,364)		50,842,640
Short-Term Investments — 2.8%
Repurchase Agreement — 2.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (a)	1,422,366	1,422,366
TOTAL SHORT-TERM INVESTMENTS (Cost $1,422,366)		1,422,366
TOTAL INVESTMENTS — 101.8% (Cost $52,691,730) (b)		52,265,006
Other Assets/(Liabilities) — (1.8)%		(911,936)
NET ASSETS — 100.0%		$51,353,070

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $1,422,475. Collateralized by U.S. Government Agency obligations with a rate of 3.750%, maturity date of 6/30/27, and an aggregate market value, including accrued interest, of $1,451,013.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Clinton Municipal Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 98.4%
Municipal Obligations — 98.4%
Alabama — 4.0%
County of Jefferson, AL, Sewer Revenue, Revenue Bonds,
5.250% 10/01/42	$2,250,000	$2,345,028
Arizona — 1.9%
Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series D,
5.000% 12/01/34	1,000,000	1,109,381
Florida — 2.8%
Orange County Health Facilities Authority, FL, Revenue Bonds, Series 2025A,
5.000% 10/01/41	575,000	601,098
State of Florida, General Obligation, Series A,
5.000% 6/01/26	1,000,000	1,021,274
		1,622,372
Illinois — 12.0%
Chicago O’Hare International Airport, IL, Revenue Bonds, Series B,
5.000% 1/01/39	2,375,000	2,394,025
City of Chicago, IL, General Obligation, Series A,
4.000% 1/01/35	2,400,000	2,296,841
State of Illinois, General Obligation, Series B,
5.000% 5/01/41	2,250,000	2,294,480
		6,985,346
Indiana — 3.4%
Concord Community Schools Building Corp., IN, Revenue Bonds,
5.000% 7/15/42	1,000,000	1,051,613
Indiana Finance Authority, Revenue Bonds, Series D,
5.000% 10/01/63	855,000	930,843
		1,982,456
Louisiana — 1.9%
City of Lafayette, LA, Utilities Revenue, Revenue Bonds,
5.000% 11/01/36	1,000,000	1,102,316
Michigan — 2.1%
Grand Rapids Public Schools, MI, General Obligation,
5.000% 5/01/35	1,125,000	1,252,842
Nebraska — 2.8%
Central Plains Energy Project, NE, Revenue Bonds, Series A,
5.000% 9/01/32	1,500,000	1,606,390

MassMutual Clinton Municipal Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
New Jersey — 2.2%
New Jersey Economic Development Authority, Revenue Bonds, Series MMM,
4.000% 6/15/35	$1,290,000	$1,280,603
New York — 11.7%
City of New York, NY, General Obligation, Series C,
4.000% 8/01/40	2,425,000	2,300,356
Empire State Development Corp., NY, Revenue Bonds, Series A,
4.000% 3/15/43	2,235,000	2,046,560
Metropolitan Transportation Authority, NY, Dedicated Tax Fund, Revenue Bonds, Series A,
5.250% 11/15/27	1,405,000	1,449,467
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Series C-1,
4.000% 2/01/39	1,045,000	1,019,352
		6,815,735
North Carolina — 0.7%
Charlotte-Mecklenburg Hospital Authority, NC, Revenue Bonds, Series H,
4.000% VMIG1 1/15/48	400,000	400,000
Oklahoma — 0.8%
Oklahoma Water Resources Board, Revenue Bonds, Series A,
4.000% 10/01/48	505,000	452,462
Pennsylvania — 7.0%
Commonwealth of Pennsylvania, General Obligation, Series 2ND,
5.000% 9/15/29	2,300,000	2,355,368
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/40	815,000	834,486
Revenue Bonds, 5.000% 2/01/41	900,000	914,683
		4,104,537
South Carolina — 3.7%
South Carolina Public Service Authority
Revenue Bonds, Series B, 4.000% 12/01/38	1,120,000	1,091,448
Revenue Bonds, Series A, 5.000% 12/01/40	1,000,000	1,048,940
		2,140,388
Tennessee — 1.8%
Metropolitan Government Nashville & Davidson County Sports Authority, TN, Revenue Bonds, Series A,
5.000% 7/01/41	1,000,000	1,044,755
Texas — 34.9%
Bexar County Hospital District, TX, General Obligation,
5.000% 2/15/48	1,500,000	1,511,139
Central Texas Turnpike System, TX, Revenue Bonds, Series C,
5.000% 8/15/32	1,115,000	1,236,209
City of San Antonio, TX, General Obligation,
5.000% 2/01/26	2,390,000	2,420,514
Clifton Higher Education Finance Corp., TX
Revenue Bonds, Series A, 5.000% 2/15/34	1,000,000	1,101,542
Revenue Bonds, Series A, 5.000% 8/15/34	1,160,000	1,265,191
Revenue Bonds, 5.000% 8/15/36	1,115,000	1,211,060
Conroe Independent School District, TX, General Obligation,
5.000% 2/15/35	1,000,000	1,132,099

MassMutual Clinton Municipal Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
County of Parker, TX, General Obligation,
4.000% 2/15/40	$1,600,000	$1,501,172
East Montgomery County Improvement District, TX, Sales Tax Revenue, Revenue Bonds,
5.000% 8/15/38	1,000,000	1,070,134
Hurst-Euless-Bedford Independent School District, TX, General Obligation,
4.000% 8/15/40	2,000,000	1,943,581
Montgomery Independent School District, TX, General Obligation, Series B,
5.000% 2/15/41	1,110,000	1,172,165
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A,
5.000% 7/01/32	2,200,000	2,377,314
Texas Water Development Board, Revenue Bonds, Series A,
5.000% 10/15/39	2,210,000	2,397,618
		20,339,738
Virginia — 4.7%
Commonwealth of Virginia, General Obligation, Series A,
4.000% 6/01/40	1,715,000	1,705,668
County of Arlington, VA, General Obligation, Series B,
5.000% 8/15/26	1,000,000	1,026,675
		2,732,343
TOTAL MUNICIPAL OBLIGATIONS (Cost $59,132,340)		57,316,692
TOTAL BONDS & NOTES (Cost $59,132,340)		57,316,692
TOTAL LONG-TERM INVESTMENTS (Cost $59,132,340)		57,316,692
Short-Term Investments — 2.0%
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (a)	1,160,137	1,160,137
TOTAL SHORT-TERM INVESTMENTS (Cost $1,160,137)		1,160,137
TOTAL INVESTMENTS — 100.4% (Cost $60,292,477) (b)		58,476,829
Other Assets/(Liabilities) — (0.4)%		(247,827)
NET ASSETS — 100.0%		$58,229,002

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $1,160,226. Collateralized by U.S. Government Agency obligations with a rate of 3.750%, maturity date of 6/30/27, and an aggregate market value, including accrued interest, of $1,183,445.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Clinton Municipal Credit Opportunities Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 98.1%
Municipal Obligations — 98.1%
Alabama — 4.9%
County of Jefferson, AL, Sewer Revenue, Revenue Bonds,
5.250% 10/01/42	$2,250,000	$2,345,028

Arizona — 2.8%
Maricopa County Industrial Development Authority, AZ
Revenue Bonds, Series D, 5.000% 12/01/34	750,000	832,036
Revenue Bonds, Series D, 5.000% 12/01/44	500,000	503,038
		1,335,074
Colorado — 6.2%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Series A,
5.500% 4/01/44 (a)	1,000,000	991,773
Colorado Health Facilities Authority, Revenue Bonds, Series A2,
5.000% 8/01/44	2,000,000	1,969,718
		2,961,491
Florida — 11.1%
Capital Trust Authority, FL, Revenue Bonds, Series A,
5.000% 6/01/54 (a)	1,000,000	884,845
Florida Development Finance Corp.
Revenue Bonds, 4.000% 11/15/38	2,000,000	1,907,267
Revenue Bonds, 5.000% 7/01/41	1,000,000	910,463
Greater Orlando Aviation Authority, FL, Revenue Bonds,
5.250% 10/01/43	1,600,000	1,656,268
		5,358,843
Georgia — 3.2%
Private Colleges & Universities Authority, GA, Revenue Bonds,
4.000% 4/01/44	1,690,000	1,519,773
Illinois — 16.0%
Chicago Board of Education, IL, General Obligation, Series A,
5.000% 12/01/40	1,750,000	1,714,123
Chicago O’Hare International Airport, IL, Revenue Bonds, Series B,
5.000% 1/01/39	1,375,000	1,386,014
City of Chicago, IL, General Obligation, Series A,
4.000% 1/01/35	2,400,000	2,296,841
State of Illinois, General Obligation, Series B,
5.000% 5/01/41	2,250,000	2,294,481
		7,691,459

MassMutual Clinton Municipal Credit Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Indiana — 3.2%
Indiana Finance Authority, Revenue Bonds, Series A,
5.500% 3/01/44	$1,500,000	$1,541,991
Missouri — 2.1%
Lees Summit Industrial Development Authority, MO, Revenue Bonds, Series A,
5.000% 8/15/39	1,000,000	1,014,726
Nebraska — 4.4%
Central Plains Energy Project, NE, Revenue Bonds, Series A,
5.000% 9/01/32	2,000,000	2,141,853
New York — 21.0%
City of New York, NY, General Obligation, Series C,
4.000% 8/01/40	2,425,000	2,300,356
Dutchess County Local Development Corp., NY, Revenue Bonds, Series A,
5.000% 7/01/51	2,375,000	2,298,426
Empire State Development Corp., NY, Revenue Bonds, Series A,
4.000% 3/15/43	2,240,000	2,051,139
Metropolitan Transportation Authority, NY, Revenue Bonds, Series A,
5.250% 11/15/49	1,500,000	1,532,230
New York State Dormitory Authority, Revenue Bonds,
5.000% 7/01/40	1,850,000	1,918,165
		10,100,316
North Carolina — 4.7%
Charlotte-Mecklenburg Hospital Authority, NC, Revenue Bonds, Series H,
4.000% VMIG1 1/15/48	300,000	300,000
North Carolina Medical Care Commission, Revenue Bonds, Series A,
5.125% 10/01/54	2,000,000	1,954,186
		2,254,186
Pennsylvania — 6.1%
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/41	480,000	487,831
Revenue Bonds, 5.000% 2/01/42	1,445,000	1,459,794
Philadelphia Authority for Industrial Development, PA, Revenue Bonds,
5.000% 6/15/39 (a)	1,000,000	980,323
		2,927,948
South Carolina — 4.0%
South Carolina Public Service Authority, Revenue Bonds, Series A,
5.250% 12/01/50	1,900,000	1,942,802
Tennessee — 4.3%
Shelby County Health Educational & Housing Facilities Board, TN, Revenue Bonds, Series A,
5.250% 9/01/39	2,000,000	2,083,516

MassMutual Clinton Municipal Credit Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Texas — 4.1%
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Series A,
4.000% 12/31/35	$2,000,000	$1,949,982
TOTAL MUNICIPAL OBLIGATIONS (Cost $49,329,766)		47,168,988
TOTAL BONDS & NOTES (Cost $49,329,766)		47,168,988
TOTAL LONG-TERM INVESTMENTS (Cost $49,329,766)		47,168,988
Short-Term Investments — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (b)	337,028	337,028
TOTAL SHORT-TERM INVESTMENTS (Cost $337,028)		337,028
TOTAL INVESTMENTS — 98.8% (Cost $49,666,794) (c)		47,506,016
Other Assets/(Liabilities) — 1.2%		554,839
NET ASSETS — 100.0%		$48,060,855

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $2,856,941 or 5.94% of net assets.
(b)	Maturity value of $337,053. Collateralized by U.S. Government Agency obligations with a rate of 3.750%, maturity date of 6/30/27, and an aggregate market value, including accrued interest, of $343,886.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Global Floating Rate Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 0.9%
Common Stock — 0.9%
Communication Services — 0.4%
Learfield Communications, Inc. (a)	5,610	$499,290
Technicolor Creative Studios, Inc. (a) (b) (c)	81,756,222	—
Technicolor Creative Studios, Inc. (a) (b) (c)	39,285	—
		499,290
Consumer Discretionary — 0.3%
HRN Bidco AS (a)	10,600	233,466
HX Bidco AS (a)	2,135	23,445
Serta Simmons, Inc. (a)	22,009	178,273
		435,184
Consumer Staples — 0.2%
CTI Foods Holding Co. LLC (a) (b) (c)	8,019	305,043
Financials — 0.0%
Campfire Topco Ltd. (a) (b) (c)	1,484,798	—
Jubilee Topco Ltd., A1 shares (a) (b) (c)	689	—
Jubilee Topco Ltd., A2 shares (a) (b) (c)	335,454	—
Jubilee Topco Ltd., A3 shares (a) (b) (c)	215,760	—
Jubilee Topco Ltd., A4 shares (a) (b) (c)	180,109	—
		—
Health Care — 0.0%
Don Jersey Topco Ltd. (a) (b) (c)	353,106	—
Information Technology — 0.0%
Travelex Topco Ltd. (a) (b) (c)	3,524	—
TOTAL COMMON STOCK (Cost $1,527,146)		1,239,517
Preferred Stock — 0.0%
Financials — 0.0%
Veritas Kapital Assurance PLC, Series G (a)	266	5,985
Veritas Kapital Assurance PLC, Series G-1 (a)	184	4,140
		10,125
TOTAL PREFERRED STOCK (Cost $7,063)		10,125
TOTAL EQUITIES (Cost $1,534,209)		1,249,642

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bonds & Notes — 91.9%
Bank Loans — 81.4%
Advertising — 0.5%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.000%
8.441% VRN 8/23/28 (d)	$436,761	$432,236
Planet US Buyer LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.330% VRN 2/07/31 (d)	224,151	224,935
		657,171
Aerospace & Defense — 0.8%
Barnes Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 1/27/32 (d)	289,550	289,840
TransDigm, Inc.
2023 Term Loan J, 3 mo. USD Term SOFR + 2.500%
6.796% VRN 2/28/31 (d)	350,199	350,794
2024 Term Loan, 3 mo. USD Term SOFR + 2.500%
6.796% VRN 1/19/32 (d)	375,947	376,451
		1,017,085
Airlines — 1.0%
Air Canada, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.322% VRN 3/21/31 (d)	126,835	126,796
American Airlines, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 2.250%
6.522% VRN 4/20/28 (d)	658,466	653,422
United Airlines, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.000%
6.275% VRN 2/22/31 (d)	462,745	462,939
		1,243,157
Auto Parts & Equipment — 0.3%
Clarios Global LP, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 1/28/32 (d)	338,411	338,624
Banks — 0.6%
AqGen Island Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.327% VRN 8/02/28 (d)	820,675	821,528
Beverages — 0.3%
Sazerac Co., Inc., Term Loan B
0.000% 6/25/32 (e)	327,544	327,134
Biotechnology — 0.3%
Advanz Pharma Corp., 2024 EUR Term Loan B, 1 mo. EURIBOR + 4.250%
6.179% VRN 10/22/31 EUR (d) (f)	300,000	352,944
Building Materials — 2.0%
Emrld Borrower LP, Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.833% VRN 5/31/30 (d)	715,909	714,914
LSF10 XL Bidco SCA, 2021 EUR Term Loan B4, 1 mo. EURIBOR + 4.175%
6.104% VRN 4/12/28 EUR (d) (f)	1,000,000	1,172,980

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Wilsonart LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.546% VRN 8/05/31 (d)	$718,943	$707,037
		2,594,931
Chemicals — 3.6%
AAP Buyer, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 9/09/31 (d)	174,971	174,533
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750%
8.307% VRN 12/29/27 (d)	858,495	746,891
Flint Group Packaging INKS North America Holdings LLC
EUR PIK 2nd lien Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash,
2.283% VRN 12/30/27 EUR (d) (f) (g)	280,176	21,865
EUR PIK Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash,
2.283% VRN 12/30/27 EUR (d) (f) (g)	210,097	186,108
Fortis 333, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.796% VRN 3/29/32 (d)	130,548	130,344
INEOS Quattro Holdings UK Ltd., 2023 EUR 1st Lien Term Loan B, 1 mo. EURIBOR + 4.500%
6.429% VRN 4/02/29 EUR (d) (f)	500,000	558,219
New Arclin US Holding Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
7.927% VRN 9/30/28 (d)	320,456	321,219
Nobian Finance BV, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.500%
5.765% VRN 7/31/30 EUR (d) (f)	650,000	759,106
Nouryon Finance BV, 2024 USD Term Loan B2, 3 mo. USD Term SOFR + 3.250%
7.550% VRN 4/03/28 (d)	215,394	216,230
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.642% VRN 4/23/29 (d)	824,317	718,071
Polar US Borrower LLC, 2024 Term Loan B1A, 3 mo. USD Term SOFR + 5.500%
9.883% VRN 10/16/28 (d)	511,569	192,385
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.280% - 7.324% VRN 1/31/29 (d)	632,312	632,047
		4,657,018
Commercial Services — 4.7%
Belron Finance 2019 LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.750%
7.049% VRN 10/16/31 (d)	297,751	298,787
BIFM US Finance LLC, 2024 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750%
8.077% VRN 5/31/28 (d)	219,912	220,779
Boost Newco Borrower LLC, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 2.000%
6.296% VRN 1/31/31 (d)	548,932	550,074
Fleet Midco I Ltd., 2024 1st Lien Term Loan B, 6 mo. USD Term SOFR + 2.750%
7.055% VRN 2/21/31 (d)	180,559	180,785
Fugue Finance BV, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.250%
5.261% VRN 1/09/32 EUR (d) (f)	1,000,000	1,174,417
Mavis Tire Express Services Corp., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.000%
7.333% VRN 5/04/28 (d)	735,009	734,192

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
OMNIA Partners LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.750%
7.033% VRN 7/25/30 (d)	$274,585	$274,986
Raven Acquisition Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.577% VRN 11/19/31 (d) (e)	383,046	382,567
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000%
8.577% VRN 3/04/28 (d)	636,735	557,143
Verisure Holding AB, 2021 EUR Term Loan, 3 mo. EURIBOR + 3.000%
4.980% VRN 3/27/28 EUR (d) (f)	875,000	1,028,130
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.827% VRN 1/30/31 (d)	790,342	786,295
		6,188,155
Computers — 3.0%
Bingo Holdings I LLC, Term Loan B
0.000% 6/11/32 (e)	226,476	222,796
Clover Holdings 2 LLC, Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.307% VRN 12/09/31 (d)	581,786	581,966
Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.827% VRN 6/27/31 (d)	304,048	304,428
Foundever Worldwide Corp., 2021 USD Term Loan, 1 mo. USD Term SOFR + 3.750%
8.191% VRN 8/28/28 (d)	780,225	422,461
Kaseya, Inc.
2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.577% VRN 3/20/32 (d)	563,559	565,498
2025 2nd Lien Term Loan B, 1 mo. USD Term SOFR + 5.000%
9.327% VRN 3/18/33 (d)	191,257	191,316
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.316% VRN 3/01/29 (d)	440,794	427,478
Twitter, Inc., Term Loan, 1 mo. USD Term SOFR + 6.500%
10.927% VRN 10/26/29 (d)	575,785	561,932
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000%
8.541% VRN 4/24/28 (d)	651,078	616,082
		3,893,956
Distribution & Wholesale — 0.4%
Olympus Water US Holding Corp., 2024 USD Term Loan, 3 mo. USD Term SOFR + 3.000%
7.296% VRN 6/20/31 (d)	560,190	552,997
Diversified Financial Services — 1.9%
Advisor Group, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.827% VRN 8/17/28 (d)	291,377	291,825
CPI Holdco B LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 2.000%
6.327% VRN 5/19/31 (d)	127,312	126,866
Flint Group Topco Ltd.
USD First Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.100%, PIK 6.900%, Cash,
4.641% VRN 12/30/27 (d) (g)	1,286,387	964,790
USD Second Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.100%, PIK 6.900%, Cash,
4.641% VRN 12/30/27 (d) (g)	1,715,466	117,938

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Franklin Square Holdings LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.577% VRN 4/25/31 (d)	$469,434	$468,260
OID-OL Intermediate I LLC
Term Loan 2, 3 mo. USD Term SOFR + 4.250%
8.733% VRN 2/01/29 (d)	482,892	402,611
Term Loan 1, 3 mo. USD Term SOFR + 6.000%
10.318% VRN 2/01/29 (d)	104,763	107,644
		2,479,934
Electric — 1.0%
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.827% VRN 9/30/31 (d)	221,974	221,513
Calpine Corp., 2024 Term Loan B10, 1 mo. USD Term SOFR + 1.750%
6.077% VRN 1/31/31 (d)	248,750	248,563
Constellation Renewables LLC, 2020 Term Loan, 3 mo. USD Term SOFR + 2.250%
6.583% VRN 12/15/27 (d)	744,561	746,422
EFS Cogen Holdings I LLC, 2020 Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.796% VRN 10/03/31 (d)	120,364	120,741
		1,337,239
Electrical Components & Equipment — 0.4%
SGB-SMIT Management GmbH, EUR Term Loan B, 1 mo. EURIBOR + 4.000%, PIK 1.000%, Cash
5.929% VRN 4/18/28 EUR (d) (f) (g)	432,587	514,025
Electronics — 0.5%
LSF12 Crown US Commercial Bidco LLC, Term Loan B, 1 mo. USD Term SOFR + 4.250%
8.574% VRN 12/02/31 (d)	573,922	576,436
Minimax Viking GmbH, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.577% VRN 3/17/32 (d)	111,508	111,926
		688,362
Engineering & Construction — 0.7%
Brown Group Holding LLC
2022 Incremental Term Loan B2, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%,
6.780% - 6.833% VRN 7/01/31 (d)	299,803	300,109
Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.827% VRN 7/01/31 (d)	188,665	188,797
Newly Weds Foods, Inc., Term Loan B
0.000% 3/15/32 (e)	234,911	234,911
TRC Companies LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.327% VRN 12/08/28 (d)	235,647	234,881
		958,698
Entertainment — 3.4%
Bally's Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.784% VRN 10/02/28 (d)	361,077	318,199
Banijay Entertainment SAS, 2025 EUR Term Loan B (2032), 3 mo. EURIBOR + 3.250%
5.586% VRN 2/10/32 EUR (d) (f)	500,000	587,568

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CTI Foods Holding Co. LLC
2024 First Out Incremental Term Loan, 3 mo. USD Term SOFR + 10.000%
14.583% VRN 5/01/26 (b) (c) (d)	$93,334	$93,334
2024 Last In First Out Term Loan, 3 mo. USD Term SOFR + 10.000%
14.583% VRN 3/15/27 (b) (c) (d)	189,350	189,350
EOC Borrower LLC, Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.327% VRN 3/24/32 (d)	261,882	261,963
Flutter Financing BV, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.000%
6.296% VRN 6/04/32 (d)	105,634	105,502
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.827% VRN 4/26/30 (d)	603,651	595,967
Motion Finco SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 3.750%
5.730% VRN 11/12/29 EUR (d) (f)	1,000,000	1,110,230
Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.285% VRN 4/04/29 (d)	334,991	334,552
Technicolor Creative Studios, Inc.
EUR PIK Super Senior Term Loan
0.000% 3/31/26 EUR (b) (c) (f) (i)	110,963	—
EUR PIK Tranche 2 Note Term Loan
0.000% 3/31/26 EUR (b) (c) (f) (i)	79,190	—
EUR PIK Tranche 3 Note Term Loan
0.000% 3/31/26 EUR (b) (c) (f) (i)	33,289	—
EUR Tranche 4 Term Loan,
0.000% 3/31/26 EUR (b) (c) (f) (i)	38,634	—
2023 EUR PIK Reinstated Term Loan B
0.000% 9/15/26 EUR (f) (i)	261,906	771
2023 EUR PIK Term Loan
0.000% 3/27/33 EUR (b) (c) (f) (i)	246,435	—
UFC Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.571% VRN 11/21/31 (d)	137,279	137,730
Vue Entertainment International Ltd.
2023 EUR Floating PIK Reinstated Term Loan B, 6 mo. EURIBOR + 0.100%, PIK 8.400%, Cash,
2.359% VRN 12/31/27 EUR (d) (f) (g)	264,904	179,425
2023 EUR Floating PIK Term Loan, 6 mo. EURIBOR + 0.100%, PIK 8.400%, Cash,
2.359% VRN 12/31/27 EUR (d) (f) (g)	169,058	188,189
2023 EUR Floating PIK Super Senior Term Loan, 6 mo. EURIBOR + 8.000%, PIK 1.000%, Cash,
10.259% VRN 6/30/27 EUR (d) (f) (g)	93,565	114,073
Vue International Bidco PLC, 2022 EUR Term Loan, 6 mo. EURIBOR + 8.000%
10.259% VRN 6/30/27 EUR (d) (f)	146,160	169,300
		4,386,153
Environmental Controls — 0.5%
Liberty Tire Recycling Holdco LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.500%
8.941% VRN 5/05/28 (d)	646,184	623,031
Food — 1.4%
CTI Foods Holding Co. LLC
First Out Term Loan, 3 mo. USD Term SOFR + 7.000%
11.583% VRN 5/01/26 (d)	359,924	360,766

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Second Out Term Loan, 3 mo. USD Term SOFR + 9.000%
13.583% VRN 5/01/26 (d)	$244,918	$233,245
Froneri Lux Finco SARL, 2024 EUR Term Loan B3, 6 mo. EURIBOR + 2.500%
5.098% VRN 9/30/31 EUR (d) (f)	1,000,000	1,157,996
Sauer Brands, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.577% VRN 2/19/32 (d)	100,294	100,827
		1,852,834
Hand & Machine Tools — 0.1%
Madison Safety & Flow LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 9/26/31 (d)	117,448	117,595
Health Care - Products — 1.0%
Bausch & Lomb Corp., 2025 Term Loan B
0.000% 12/18/30 (e)	186,172	186,289
Medline Borrower LP, 2024 USD Add-on Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.577% VRN 10/23/28 (d)	1,131,091	1,131,645
		1,317,934
Health Care - Services — 6.4%
AI Sirona (Luxembourg) Acquisition SARL, 2021 EUR 1st Lien Term Loan B, 6 mo. EURIBOR + 4.500%
6.554% VRN 12/18/28 EUR (d) (f)	1,000,000	876,737
Aveanna Healthcare LLC, 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.000%
11.483% VRN 12/10/29 (d)	292,998	285,966
Charlotte Buyer, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 4.250%
8.564% VRN 2/11/28 (d)	493,750	493,661
Concentra Health Services, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.327% VRN 7/26/31 (d)	172,345	172,776
Electron BidCo, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 11/01/28 (d)	418,465	419,377
Heartland Dental LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 4.500%
8.827% VRN 4/28/28 (d)	491,275	491,339
LifePoint Health, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.006% VRN 5/19/31 (d)	639,889	632,390
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.500%
7.880% VRN 11/01/28 (d)	9,950	5,157
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.000%
11.380% VRN 11/01/29 (d)	294,737	124,282
Mehilainen Yhtiot OYJ, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.500%
5.480% VRN 8/05/31 EUR (d) (f)	1,000,000	1,178,222
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.000%
7.557% VRN 3/12/28 (d)	230,068	213,579
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250%
9.677% VRN 2/23/29 (d)	679,235	543,049

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Parexel International Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.827% VRN 11/15/28 (d)	$744,336	$744,284
Radiology Partners, Inc., 2025 Term Loan
0.000% 6/25/32 (e)	962,464	954,042
Select Medical Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.327% VRN 12/03/31 (d)	176,470	176,802
Team Health Holdings, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.250%
9.530% VRN 3/02/27 (d)	647,677	643,526
Tunstall Group Holdings Ltd.
2023 EUR Reinstated Term Loan B (Acquired 11/30/23-5/30/25, Cost $392,059), 6 mo. EURIBOR + 0.100%, PIK 4.900%, Cash,
2.142% VRN 12/20/27 EUR (d) (f) (g) (h)	377,995	271,608
2023 EUR Super Senior Term Loan (Acquired 11/30/23-5/30/25, Cost $145,728), 6 mo. EURIBOR + 12.000%
14.042% VRN 12/18/26 EUR (b) (c) (d) (f) (h)	136,345	150,972
		8,377,769
Holding Company - Diversified — 0.0%
Hilding Anders International AB, 2022 EUR PIK Reorg Holdco (Acquired 10/29/24-4/29/25, Cost $4,346), 6 mo. EURIBOR + 0.000%, PIK 12.000%,
Cash 0.000% VRN 2/28/27 EUR (b) (c) (d) (f) (g) (h)	51,924	—
Insurance — 5.0%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 1 mo. USD Term SOFR + 2.750%
7.072% VRN 9/19/31 (d)	947,070	947,174
AmWINS Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.577% VRN 1/30/32 (d)	316,797	316,854
Assured Partners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.500%
7.827% VRN 2/14/31 (d)	1,072,500	1,074,988
Asurion LLC
2024 Term Loan B12, 1 mo. USD Term SOFR + 4.250%
8.577% VRN 9/19/30 (d)	434,066	422,806
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250%
9.691% VRN 1/20/29 (d)	1,051,724	973,665
Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.000%
7.327% VRN 6/13/31 (d)	1,194,965	1,196,136
HUB International Ltd., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.769% - 6.796% VRN 6/20/30 (d)	430,629	431,822
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.327% VRN 7/31/31 (d)	1,019,501	1,022,692
USI, Inc., 2024 Term Loan D, 3 mo. USD Term SOFR + 2.250%
6.546% VRN 11/21/29 (d)	191,417	191,029
		6,577,166
Internet — 2.0%
ION Trading Technologies SARL, 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.250%
6.230% VRN 4/03/28 EUR (d) (f)	859,254	1,003,667

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MH Sub I LLC
2023 Term Loan, 1 mo. USD Term SOFR + 4.250%
8.577% VRN 5/03/28 (d)	$292,528	$274,155
2024 Term Loan B4, 1 mo. USD Term SOFR + 4.250%
8.577% VRN 12/31/31 (d)	197,988	171,590
Proofpoint, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.000%
7.327% VRN 8/31/28 (d)	617,644	617,712
team.blue Finco SARL, 2024 EUR Term Loan B, 3 mo. EURIBOR + 3.450%
5.430% VRN 9/30/29 EUR (d) (f)	500,000	587,627
		2,654,751
Investment Companies — 0.9%
Hurtigruten ASA
2025 EUR Term Loan A, 6 mo. EURIBOR + 7.500%
9.968% VRN 2/12/30 EUR (d) (f)	532,652	635,801
2025 EUR Term Loan B, 3 mo. EURIBOR + 8.000%
10.468% VRN 8/12/30 EUR (d) (f)	123,592	130,481
Nvent Electric Public Ltd. Co., Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.827% VRN 1/30/32 (d)	431,034	433,388
		1,199,670
Leisure Time — 0.7%
City Football Group Ltd., 2024 Term Loan, 3 mo. USD Term SOFR + 3.500%
8.041% VRN 7/22/30 (d)	176,034	174,860
Sabre GLBL, Inc.
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.500%
7.941% VRN 12/17/27 (d)	70,451	69,092
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.500%
7.941% VRN 12/17/27 (d)	293,692	288,027
2024 Term Loan B1, 1 mo. USD Term SOFR + 6.000%
10.427% VRN 11/15/29 (d)	394,489	392,714
		924,693
Lodging — 3.2%
Casper BidCo SAS, 2025 EUR Term Loan B, 1 mo. EURIBOR + 3.750%
5.679% VRN 3/21/31 EUR (d) (f)	1,000,000	1,174,511
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.327% VRN 8/02/28 (d)	83,330	83,240
2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.327% VRN 1/17/31 (d)	406,295	405,567
Motel 6, Term Loan B, 3 mo. U.S. (Fed) Prime Rate + 4.000%
11.500% VRN 9/09/26 (d)	2	2
Motel One GmbH, EUR Term Loan B
0.000% 5/03/32 EUR (e) (f)	800,000	944,274
Sandy BidCo BV, EUR Term Loan B, 6 mo. EURIBOR + 3.850%
6.261% VRN 8/17/29 EUR (d) (f)	1,000,000	1,160,069
Station Casinos LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.327% VRN 3/14/31 (d)	366,775	367,219
		4,134,882
Media — 4.4%
Cumulus Media New Holdings, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 5.000%
9.260% VRN 5/02/29 (d)	512,172	124,970

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
DirecTV Financing LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 5.250%
9.791% VRN 8/02/29 (d)	$806,625	$798,922
Houghton Mifflin Harcourt Publishing Co., 2022 Term Loan, 3 mo. USD Term SOFR + 5.250%
9.630% VRN 4/09/29 (d)	321,454	313,578
Learfield Communications LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.500%
8.827% VRN 6/30/28 (d)	550,005	553,167
McGraw-Hill Global Education Holdings LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.577% VRN 8/06/31 (d)	379,821	380,851
Sunrise Financing Partnership, Term Loan AAA, 3 mo. USD Term SOFR + 2.500%
6.793% VRN 2/15/32 (d)	608,398	606,621
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000%
6.426% VRN 4/30/28 (d)	1,000,000	976,670
VMED O2 UK Holdco 4 Ltd., 2023 EUR Term Loan Z, 1 mo. EURIBOR + 3.425%
5.317% VRN 10/15/31 EUR (d) (f)	700,000	817,631
Ziggo BV, 2019 EUR Term Loan H, 1 mo. EURIBOR + 3.000%
4.892% VRN 1/31/29 EUR (d) (f)	1,000,000	1,124,260
		5,696,670
Metal Fabricate & Hardware — 0.2%
Grinding Media, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.830% VRN 10/12/28 (d)	266,125	263,464
Mining — 0.2%
Arsenal AIC Parent LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 8/19/30 (d)	283,628	282,990
Miscellaneous - Manufacturing — 0.2%
John Bean Technologies Corp., Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.427% VRN 1/02/32 (d)	204,127	204,637
Packaging & Containers — 4.2%
Charter NEX US, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.750%
7.061% VRN 11/29/30 (d)	1,184,565	1,188,273
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.175%
7.502% VRN 4/13/29 (d)	1,073,354	1,070,767
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.324% VRN 4/15/27 (d)	858,161	857,629
Pretium Packaging LLC, Second Out Term Loan A1, 3 mo. USD Term SOFR + 3.899%, PIK 0.702%, Cash
8.158% VRN 10/02/28 (d) (g)	401,941	190,777
Pretium PKG Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.750%
11.312% VRN 10/01/29 (d)	254,237	39,534
Proampac PG Borrower LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.000%
8.256% - 8.324% VRN 9/15/28 (d)	788,201	789,975

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ring Container Technologies Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 8/14/28 (d)	$630,000	$631,575
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.750%
8.046% VRN 9/15/28 (d)	777,517	762,846
		5,531,376
Pharmaceuticals — 5.0%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 5.500%
9.827% VRN 5/04/28 (d)	643,344	653,264
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.250%
10.561% VRN 10/08/30 (d)	412,844	397,297
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.396% VRN 10/01/27 (d)	1,303,081	1,253,238
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 3 mo. USD Term SOFR + 2.000%
6.483% VRN 11/15/27 (d)	680,838	678,380
IVC Acquisition Ltd., 2025 EUR Repriced Term Loan B, 3 mo. EURIBOR + 4.000%
6.014% VRN 12/12/28 EUR (d) (f)	737,000	871,405
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.577% VRN 5/05/28 (d)	557,020	559,159
Nidda Healthcare Holding AG, 2024 EUR Term Loan B2, 3 mo. EURIBOR + 4.000%
6.046% VRN 2/21/30 EUR (d) (f)	1,425,000	1,677,824
Organon & Co., 2024 USD Term Loan, 1 mo. USD Term SOFR + 2.250%
6.571% VRN 5/19/31 (d)	130,513	128,011
Vizient, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 1.750%
6.077% VRN 8/01/31 (d)	308,795	309,181
		6,527,759
Pipelines — 0.2%
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.000%
6.277% VRN 10/04/30 (d)	203,532	203,701
Real Estate — 0.2%
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.500%
7.941% VRN 6/02/28 (d)	304,010	300,495
Retail — 2.6%
Flynn Restaurant Group LP, 2025 Incremental Term Loan
0.000% 1/28/32 (e)	459,712	458,563
Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.577% VRN 1/23/32 (d)	688,426	686,492
Gulfside Supply, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.296% VRN 6/17/31 (d)	175,591	175,810
Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.577% VRN 6/11/31 (d)	738,803	722,180

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
IRB Holding Corp., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.827% VRN 12/15/27 (d)	$606,682	$606,469
Kodiak Building Partners, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.035% VRN 12/04/31 (d)	127,579	122,741
LBM Acquisition LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.162% VRN 6/06/31 (d)	208,777	194,424
MI Windows and Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.000%
7.327% VRN 3/28/31 (d)	166,107	166,305
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.577% VRN 10/19/29 (d)	322,516	320,259
		3,453,243
Semiconductors — 0.4%
MKS Instruments, Inc., 2025 USD Repriced Term Loan, 1 mo. USD Term SOFR + 2.000%
6.322% VRN 8/17/29 (d)	583,887	584,471
Software — 9.6%
Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.327% VRN 12/11/28 (d)	507,270	506,955
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 2/15/29 (d)	1,041,486	1,039,861
BCPE Pequod Buyer, Inc., USD Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.577% VRN 11/25/31 (d)	798,491	799,290
Boxer Parent Co., Inc.
2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.333% VRN 7/30/31 (d)	814,852	809,196
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.750%
10.083% VRN 7/30/32 (d)	335,155	325,312
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.546% VRN 7/06/29 (d)	206,679	172,081
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.796% VRN 3/29/29 (d)	491,212	491,546
2024 USD Term Loan, 3 mo. USD Term SOFR + 3.750%
8.046% VRN 3/21/31 (d)	201,249	201,547
Cloudera, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
8.177% VRN 10/08/28 (d)	761,058	729,094
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
8.191% VRN 10/16/28 (d)	161,408	151,068
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 2.750%
7.074% VRN 5/01/31 (d)	739,772	735,615
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.327% VRN 10/09/29 (d)	270,899	271,408
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.827% VRN 1/30/32 (d)	582,198	581,768

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ivanti Software, Inc.,
2025 1st Lien Term Loan (Acquired 5/02/25, Cost $527,623), 3 mo. USD Term SOFR + 4.750%
9.016% VRN 6/01/29 (d) (h)	$634,263	$526,045
2025 Newco Term Loan (Acquired 5/08/25-5/15/25, Cost $89,329), 3 mo. USD Term SOFR + 5.750%
10.079% VRN 6/01/29 (d) (h)	93,975	96,637
Loyalty Ventures, Inc., Term Loan B
0.000% 11/03/27	1,440,555	97,237
MedAssets Software Intermediate Holdings, Inc.
2024 First Out Term Loan, 1 mo. USD Term SOFR + 4.000%
8.321% VRN 12/15/28 (d)	258,592	250,974
2024 Second Out Term Loan, 1 mo. USD Term SOFR + 4.000%
8.436% VRN 12/15/28 (d)	379,540	341,207
2024 Term Loan A, 1 mo. USD Term SOFR + 5.250%
9.571% VRN 12/15/28 (d)	78,283	78,283
2024 Third Out Term Loan, 1 mo. USD Term SOFR + 6.750%
11.186% VRN 12/17/29 (d)	41,610	33,548
Mitchell International, Inc.
2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250%
7.577% VRN 6/17/31 (d)	744,375	743,184
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250%
9.577% VRN 6/17/32 (d)	500,000	489,875
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.546% VRN 10/26/30 (d)	441,831	443,735
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, 3 mo. USD Term SOFR + 3.000%
7.296% VRN 7/16/31 (d)	919,125	920,274
Project Ruby Ultimate Parent Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.441% VRN 3/10/28 (d)	736,707	737,319
Sovos Compliance LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 4.000%
8.327% VRN 8/13/29 (d)	488,681	490,850
SS&C Technologies, Inc., 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.000%
6.327% VRN 5/09/31 (d)	491,547	493,749
		12,557,658
Telecommunications — 6.7%
Altice Financing SA, 2022 EUR Term Loan, 3 mo. EURIBOR + 5.000%
7.279% VRN 10/31/27 EUR (d) (f)	987,377	919,998
Delta TopCo, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.750%
7.074% VRN 11/30/29 (d)	548,756	544,541
Eircom Finco SARL, 2025 EUR Term Loan B5, 1 mo. EURIBOR + 2.750%
4.712% VRN 5/15/29 EUR (d) (f)	1,000,000	1,173,039
Iridium Satellite LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.577% VRN 9/20/30 (d)	200,793	200,901
Level 3 Financing, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.250%
8.577% VRN 3/27/32 (d)	750,000	757,657
MasOrange Finco PLC, 2025 EUR Term Loan B, 6 mo. EURIBOR + 2.750%
4.811% VRN 3/25/31 EUR (d) (f)	1,390,000	1,623,532
Matterhorn Telecom Holding SA, EUR Term Loan B, 3 mo. EURIBOR + 2.500%
4.534% VRN 1/30/32 EUR (d) (f)	1,000,000	1,173,168

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Nuuday AS, EUR Term Loan B, 3 mo. EURIBOR + 6.500%
8.454% VRN 2/03/28 EUR (d) (f)	$1,000,000	$1,177,456
Zegona Communications PLC, EUR Term Loan B, 6 mo. EURIBOR + 3.000%
5.657% VRN 7/17/29 EUR (d) (f)	1,000,000	1,173,039
		8,743,331
Transportation — 0.9%
First Student Bidco, Inc.
2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.796% VRN 7/21/28 (d)	529,089	529,089
2024 Term Loan C, 3 mo. USD Term SOFR + 2.500%
6.796% VRN 7/21/28 (d)	162,179	162,179
Kenan Advantage Group, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.250%
7.577% VRN 1/25/29 (d)	482,210	474,977
		1,166,245
TOTAL BANK LOANS (Cost $109,280,819)		106,305,477
Corporate Debt — 10.5%
Advertising — 0.5%
Summer BC Holdco B SARL 3 mo. EURIBOR + 4.250%
6.393% FRN 2/15/30 EUR (d) (f) (j)	600,000	699,695
Building Materials — 0.2%
PCF GmbH
4.750% 4/15/29 EUR (f) (j)	300,000	291,453
Chemicals — 0.2%
Monitchem HoldCo 3 SA 3 mo. EURIBOR + 5.250%
7.225% FRN 5/01/28 EUR (d) (f) (j)	200,000	232,336
Commercial Services — 2.8%
APCOA Group GmbH 3 mo. EURIBOR + 4.125%
6.404% FRN 4/15/31 EUR (d) (f) (j)	250,000	296,696
BCP V Modular Services Finance II PLC
4.750% 11/30/28 EUR (f) (j)	1,000,000	1,156,398
Techem Verwaltungsgesellschaft 675 GmbH 3 mo. EURIBOR + 3.000%
4.977% FRN 7/15/32 EUR (d) (f) (j) (k)	1,000,000	1,166,733
Travelex Issuerco 2 PLC, (Acquired 5/07/24-5/06/25, Cost $961,996), PIK 7.500%, Cash
3.010% 3/31/29 GBP (f) (g) (h) (j)	760,779	1,040,377
		3,660,204
Computers — 0.4%
Atos SE
9.000% STEP 12/18/29 EUR (f) (j)	243,803	320,282
5.000% STEP 12/18/30 EUR (f) (j)	200,000	200,196
		520,478
Cosmetics & Personal Care — 0.2%
Coty, Inc.
5.000% 4/15/26 (j)	278,000	277,631

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 0.0%
Travelex Financing PLC, (Acquired 1/13/20, Cost $274,579),
8.000% 5/15/22 EUR (f) (h) (i) (j) (l)	$250,000	$1,104
Engineering & Construction — 0.2%
Assemblin Caverion Group AB 3 mo. EURIBOR + 3.500%
5.849% FRN 7/01/31 EUR (d) (f) (j)	250,000	294,457
Environmental Controls — 0.1%
Luna 2 5SARL
5.500% 7/01/32 EUR (f) (j) (k)	107,000	128,425
Food — 0.3%
Market Bidco Finco PLC
4.750% 11/04/27 EUR (f) (j)	250,000	292,970
5.500% 11/04/27 GBP (f) (j)	100,000	134,524
		427,494
Forest Products & Paper — 0.2%
Fedrigoni SpA
6.125% 6/15/31 EUR (f) (j)	250,000	281,669
Health Care - Services — 0.6%
Cerba Healthcare SACA
3.500% 5/31/28 EUR (f) (j)	400,000	340,918
Mehilainen Yhtiot OYJ
5.125% 6/30/32 EUR (f) (j)	227,000	268,529
3 mo. EURIBOR + 3.375% 5.406% FRN 6/30/32 EUR (d) (f) (j)	190,000	224,431
		833,878
Holding Company - Diversified — 0.2%
ProGroup AG
5.125% 4/15/29 EUR (f) (j)	250,000	297,801
Internet — 0.6%
Cerved Group SpA 3 mo. EURIBOR + 5.250%
7.225% FRN 2/15/29 EUR (d) (f) (j)	300,000	349,774
Engineering - Ingegneria Informatica - SpA
3 mo. EURIBOR + 5.750% 7.730% FRN 2/15/30 EUR (d) (f) (j)	100,000	119,973
11.125% 5/15/28 EUR (f) (j)	200,000	248,877
		718,624
Leisure Time — 0.0%
HX Holdings Co. Ltd.
7.000% STEP 2/12/30 EUR (f)	39,459	41,600
Machinery - Diversified — 0.0%
Galapagos SA
1.000% 6/15/21 EUR (f) (i) (j) (l)	20,000	118
Media — 0.9%
Sunrise FinCo I BV
4.625% 5/15/32 EUR (f) (j)	410,000	486,642
Tele Columbus AG PIK 10.000%, Cash
10.000% 1/01/29 EUR (f) (j)	782,484	632,305
		1,118,947

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.1%
Trivium Packaging Finance BV
6.625% 7/15/30 EUR (f) (j)	$110,000	$133,919
Pharmaceuticals — 1.2%
Grifols SA
7.125% 5/01/30 EUR (f) (j)	829,000	1,013,250
Nidda Healthcare Holding GmbH 3 mo. EURIBOR + 3.750%
5.900% FRN 10/23/30 EUR (d) (f) (j)	415,000	491,297
		1,504,547
Retail — 0.0%
House of Fraser Funding PLC
1.000% 9/15/20 GBP (f) (i) (j) (l)	300,000	206
Software — 0.1%
TeamSystem SpA 3 mo. EURIBOR + 3.250%
5.194% FRN 7/01/32 EUR (d) (f) (j) (k)	100,000	117,686
Telecommunications — 1.6%
Fibercop SpA
3 mo. EURIBOR + 3.000% 4.993% FRN 6/30/31 EUR (d) (f) (j)	275,000	323,937
5.125% 6/30/32 EUR (f) (j)	275,000	324,390
Odido Holding BV
3.750% 1/15/29 EUR (f) (j)	500,000	582,349
PLT VII Finance SARL 3 mo. EURIBOR + 3.500%
5.475% FRN 6/15/31 EUR (d) (f) (j)	500,000	588,975
Vmed O2 UK Financing I PLC
4.500% 7/15/31 GBP (f) (j)	250,000	307,130
		2,126,781
Transportation — 0.1%
Anarafe SL 3 mo. EURIBOR + 12.750%
14.694% FRN 12/31/26 EUR (d) (f) (j)	93,585	69,451
TOTAL CORPORATE DEBT (Cost $13,565,558)		13,778,504
TOTAL BONDS & NOTES (Cost $122,846,377)		120,083,981
	Number of Shares
Warrants — 0.0%
Technology — 0.0%
Travelex International Ltd., Expires 8/18/21 (a)	285	391
TOTAL WARRANTS (Cost $0)		391
TOTAL LONG-TERM INVESTMENTS (Cost $124,380,586)		121,334,014

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 7.9%
Repurchase Agreement — 7.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (m)	$10,295,340	$10,295,340
TOTAL SHORT-TERM INVESTMENTS (Cost $10,295,340)		10,295,340
TOTAL INVESTMENTS — 100.7% (Cost $134,675,926) (n)		131,629,354
Other Assets/(Liabilities) — (0.7)%		(956,673)
NET ASSETS — 100.0%		$130,672,681

Abbreviation Legend

EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
PIK	Payment in kind
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2025, these securities amounted to a value of $738,699 or 0.57% of net assets.
(c)	Investment is valued using significant unobservable inputs.
(d)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2025, where the rate will be determined at time of settlement.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Restricted security. Certain securities are restricted to resale. At June 30, 2025, these securities amounted to a value of $2,086,743 or 1.60% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2025, these securities amounted to a value of $2,199 or 0.00% of net assets.
(j)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $13,736,904 or 10.51% of net assets.
(k)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(l)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not available as of June 30, 2025.
(m)	Maturity value of $10,296,127. Collateralized by U.S. Government Agency obligations with a rate of 3.750%, maturity date of 6/30/27, and an aggregate market value, including accrued interest, of $10,501,393.
(n)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. LLC	7/21/25	EUR	1,000,000	USD	1,163,328	$16,100
Morgan Stanley & Co. LLC	7/21/25	USD	1,620,142	GBP	1,193,088	(17,688)
Morgan Stanley & Co. LLC	7/21/25	USD	237,199	NOK	2,353,200	3,707
Morgan Stanley & Co. LLC	7/21/25	USD	40,843,407	EUR	35,314,966	(808,046)
						$(805,927)

Currency Legend

EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
USD	U.S. Dollar

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 0.4%
Common Stock — 0.4%
France — 0.0%
Technicolor Creative Studios, Inc. (a) (b) (c)	146	$—
Germany — 0.0%
Campfire Topco Ltd. (a) (b) (c)	448,154	—
Norway — 0.1%
HRN Bidco AS (c)	5,296	116,645
HX Bidco AS (c)	1,067	11,717
		128,362
Spain — 0.0%
Bahia De Las Isletas SL Class A (a) (b) (c)	5,454,162	—
United Kingdom — 0.0%
Don Jersey Topco Ltd. (a) (b) (c)	292,774	—
Jubilee Topco Ltd., A1 shares (a) (b) (c)	746	—
Jubilee Topco Ltd., A2 shares (a) (b) (c)	363,125	—
Jubilee Topco Ltd., A3 shares (a) (b) (c)	233,558	—
Jubilee Topco Ltd., A4 shares (a) (b) (c)	194,966	—
Travelex Topco Ltd. (a) (b) (c)	9,365	—
		—
United States — 0.3%
Learfield Communications, Inc. (c)	2,746	244,394
Serta Simmons, Inc. (c)	14,736	119,362
Technicolor Creative Studios, Inc. (a) (b) (c)	17,217,094	—
		363,756
TOTAL COMMON STOCK (Cost $657,899)		492,118
Preferred Stock — 0.0%
United States — 0.0%
Veritas Kapital Assurance PLC, Series G (c)	1,017	22,883
Veritas Kapital Assurance PLC, Series G-1 (c)	702	15,795
TOTAL PREFERRED STOCK (Cost $26,980)		38,678
TOTAL EQUITIES (Cost $684,879)		530,796

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bonds & Notes — 92.3%
Bank Loans — 44.2%
Belgium — 0.8%
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000%
6.426% VRN 4/30/28 (d)	$500,000	$488,335
United Petfood Finance BV, 2025 EUR Term Loan B, 6 mo. EURIBOR + 2.750%
5.171% VRN 2/26/32 EUR (d) (e)	500,000	586,767
		1,075,102
Canada — 0.5%
Balcan Innovations, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.750%
9.030% VRN 10/18/31 (d)	467,292	425,236
WestJet Loyalty LP, Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.546% VRN 2/14/31 (d)	215,319	215,211
		640,447
Denmark — 0.4%
Auris Luxembourg III SARL, 2024 EUR Term Loan B5, 6 mo. EURIBOR + 4.000%
6.042% VRN 2/28/29 EUR (d) (e)	500,000	589,069
France — 1.2%
AI Sirona (Luxembourg) Acquisition SARL, 2021 EUR 1st Lien Term Loan B, 6 mo. EURIBOR + 4.500%
6.554% VRN 12/18/28 EUR (d) (e)	500,000	438,368
Casper BidCo SAS, 2025 EUR Term Loan B, 1 mo. EURIBOR + 3.750%
5.679% VRN 3/21/31 EUR (d) (e)	500,000	587,256
Ceva Sante Animale, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.000%
4.980% VRN 11/08/30 EUR (d) (e)	500,000	585,577
Foundever Worldwide Corp., 2021 USD Term Loan, 1 mo. USD Term SOFR + 3.750%
8.191% VRN 8/28/28 (d)	171,063	92,624
Technicolor Creative Studios, Inc.
EUR Tranche 4 Term Loan,
0.000% 3/31/26 EUR (a) (b) (e) (f)	2,723	—
EUR PIK Tranche 3 Note Term Loan,
0.000% 3/31/26 EUR (a) (b) (e) (f)	2,346	—
EUR PIK Super Senior Term Loan,
0.000% 3/31/26 EUR (a) (b) (e) (f)	7,820	—
EUR PIK Tranche 2 Note Term Loan,
0.000% 3/31/26 EUR (a) (b) (e) (f)	5,581	—
2023 EUR PIK Reinstated Term Loan B,
0.000% 9/15/26 EUR (e)	87,302	257
2023 EUR PIK Term Loan,
0.000% 3/27/33 EUR (a) (b) (e)	82,145	—
		1,704,082

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Germany — 2.0%
Arvos HoldCo SARL, 2024 USD HoldCo Term Loan B2 (Acquired 4/09/24, Cost $17,499),
0.500% 8/29/27 (i)	$48,317	$9,986
Arvos Holding GmbH, 2024 USD Opco Term Loan B4, 3 mo. USD Term SOFR + 5.762%
10.041% VRN 8/29/27 (d)	272,177	213,659
Flint Group Midco Ltd., USD Opco Term Loan, 3 mo. USD Term SOFR + 4.250%, PIK 0.750%, Cash,
8.791% VRN 12/31/26 (d) (g)	176,779	166,835
Flint Group Packaging INKS North America Holdings LLC, EUR PIK Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash
2.283% VRN 12/30/27 EUR (d) (e) (g)	314,083	278,221
Flint Group Topco Ltd.
USD First Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.100%, PIK 6.900%, Cash
4.641% VRN 12/30/27 (d) (g)	102,334	76,750
USD Second Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.100%, PIK 6.900%, Cash
4.641% VRN 12/31/27 (d) (g)	136,468	9,382
Motel One GmbH, EUR Term Loan B,
0.000% 5/03/32 EUR (e) (h)	800,000	944,274
Nidda Healthcare Holding AG, 2024 EUR Term Loan B2, 3 mo. EURIBOR + 4.000%
6.046% VRN 2/21/30 EUR (d) (e)	500,000	588,710
Techem Verwaltungsgesellschaft 675 GmbH, 2024 EUR Term Loan B5, 3 mo. EURIBOR + 3.500%
5.638% VRN 7/15/29 EUR (d) (e)	500,000	589,641
		2,877,458
Hong Kong — 0.6%
Fugue Finance BV, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.250%
5.261% VRN 1/09/32 EUR (d) (e)	750,000	880,813
Luxembourg — 3.2%
Albion Financing 3 SARL, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.000%
5.236% VRN 8/16/29 EUR (d) (e)	510,000	597,901
Altice Financing SA, 2023 EUR Term Loan, 3 mo. EURIBOR + 5.000%
7.279% VRN 11/01/27 EUR (d) (e)	492,500	458,891
CCP Lux Holding SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 4.750%
6.943% VRN 1/05/28 EUR (d) (e)	500,000	584,964
Ineos Finance PLC
2024 EUR Term Loan B1, 1 mo. EURIBOR + 3.250%
5.179% VRN 2/07/31 EUR (d) (e)	500,000	572,360
2024 EUR 1st Lien Term Loan B, 1 mo. EURIBOR + 3.500%
5.429% VRN 6/23/31 EUR (d) (e)	500,000	574,251
Piolin Bidco SAU, 2024 EUR Term Loan B4, 6 mo. EURIBOR + 4.500%
7.054% VRN 9/16/29 EUR (d) (e)	393,002	464,511
Summer (BC) Holdco B SARL
2024 EUR Term Loan B, 3 mo. EURIBOR + 4.500%
6.479% VRN 1/31/29 EUR (d) (e)	432,997	506,035
2024 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
9.556% VRN 2/15/29 (d)	381,300	382,253

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Venga Finance SARL, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.344% VRN 6/28/29 (d)	$293,985	$293,803
		4,434,969
Netherlands — 1.5%
Nouryon Finance BV, 2024 USD Term Loan B1, 3 mo. USD Term SOFR + 3.250%
7.510% VRN 4/03/28 (d)	186,021	186,718
TMF Group Holding BV, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.250%
5.599% VRN 5/03/28 EUR (d) (e)	500,000	589,441
Trivium Packaging BV, EUR Term Loan B,
0.000% 5/28/30 EUR (e) (h)	700,000	820,855
Ziggo BV, 2019 EUR Term Loan H, 1 mo. EURIBOR + 3.000%
4.892% VRN 1/31/29 EUR (d) (e)	500,000	562,130
		2,159,144
Norway — 0.3%
Hurtigruten ASA
2025 EUR Term Loan A, 6 mo. EURIBOR + 7.500%
9.968% VRN 2/12/30 EUR (d) (e)	266,326	317,901
2025 EUR Term Loan B, 3 mo. EURIBOR + 8.000%
10.468% VRN 8/12/30 EUR (d) (e)	61,796	65,240
		383,141
Spain — 1.8%
Areas Worldwide SA, 2025 EUR Term Loan B, 6 mo. EURIBOR + 4.000%
6.036% VRN 12/31/29 EUR (d) (e)	500,000	587,874
Boluda Towage SL, 2024 EUR Term Loan B, 3 mo. EURIBOR + 3.500%
5.539% VRN 1/31/30 EUR (d) (e)	500,000	590,312
Dorna Sports SL, 2022 EUR Term Loan B, 6 mo. EURIBOR + 3.250%
5.287% VRN 3/30/29 EUR (d) (e)	500,000	587,909
Grifols SA, EUR 2019 Term Loan B, 3 mo. EURIBOR + 2.250%
4.261% VRN 11/15/27 EUR (d) (e)	680,836	795,479
		2,561,574
Sweden — 0.8%
Hilding Anders International AB, 2022 EUR PIK Reorg Holdco (Acquired 10/29/24-4/29/25, Cost $3,144), 6 mo. EURIBOR + 0.000%, PIK 12.000%,
Cash, 0.000% VRN 2/28/27 EUR (a) (b) (d) (e) (g) (i)	37,558	—
Verisure Holding AB, 2021 EUR Term Loan, 3 mo. EURIBOR + 3.000%
4.980% VRN 3/27/28 EUR (d) (e)	1,000,000	1,175,006
		1,175,006
United Kingdom — 3.3%
Flint Group Packaging INKS North America Holdings LLC
EUR PIK 2nd lien Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash,
2.283% VRN 12/30/27 EUR (d) (e) (g)	418,847	32,687
EUR Opco Term Loan, 3 mo. EURIBOR + 4.250%, PIK 0.750%, Cash,
6.433% VRN 12/31/26 EUR (d) (e) (g)	559,361	623,899
Froneri Lux Finco SARL, 2024 EUR Term Loan B3, 6 mo. EURIBOR + 2.500%
5.098% VRN 9/30/31 EUR (d) (e)	500,000	578,998

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
IVC Acquisition Ltd., 2025 EUR Repriced Term Loan B, 3 mo. EURIBOR + 4.000%
6.014% VRN 12/12/28 EUR (d) (e)	$500,000	$591,184
Lernen Bidco Ltd., EUR Term Loan B1, 6 mo. EURIBOR + 4.000%
6.101% VRN 4/25/29 EUR (d) (e)	500,000	589,311
MasOrange Finco PLC, 2025 EUR Term Loan B, 6 mo. EURIBOR + 2.750%
4.811% VRN 3/25/31 EUR (d) (e)	660,000	770,886
Motion Finco SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 3.750%
5.730% VRN 11/12/29 EUR (d) (e)	500,000	555,115
Tunstall Group Holdings Ltd., 2023 EUR Reinstated Term Loan B (Acquired 11/30/23-5/30/25, Cost $361,707), 6 mo. EURIBOR + 0.100%, PIK 4.900%, Cash
2.142% VRN 12/20/27 EUR (d) (e) (g) (i)	332,244	238,734
Vue Entertainment International Ltd.
2023 EUR Floating PIK Reinstated Term Loan B, 6 mo. EURIBOR + 0.100%, PIK 8.400%, Cash
2.359% VRN 12/31/27 EUR (d) (e) (g)	286,756	194,226
2023 EUR Floating PIK Term Loan, 6 mo. EURIBOR + 0.100%, PIK 8.400%, Cash,
2.359% VRN 12/31/27 EUR (d) (e) (g)	183,003	203,712
2023 EUR Floating PIK Super Senior Term Loan, 6 mo. EURIBOR + 8.000%, PIK 1.000%, Cash,
10.259% VRN 6/30/27 EUR (d) (e) (g)	101,283	123,482
Vue International Bidco PLC, 2022 EUR Term Loan, 6 mo. EURIBOR + 8.000%
10.259% VRN 6/30/27 EUR (d) (e)	158,216	183,264
		4,685,498
United States — 27.8%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 3 mo. U.S. (Fed) Prime Rate + 2.750%
10.250% VRN 10/01/25 (d)	647,443	646,653
2021 Incremental Term Loan, 3 mo. U.S. (Fed) Prime Rate + 3.750%
11.250% VRN 10/01/25 (d)	113,844	113,750
2018 2nd Lien Term Loan, 3 mo. U.S. (Fed) Prime Rate + 6.750%
14.250% VRN 10/01/26 (d)	404,925	403,103
AAP Buyer, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 9/09/31 (d)	254,232	253,597
Ahead DB Holdings LLC, 2024 Term Loan B3, 3 mo. USD Term SOFR + 3.000%
7.310% VRN 2/03/31 (d)	250,631	250,684
AlixPartners LLP, 2021 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.941% VRN 2/04/28 (d)	392,285	393,611
Alliance Laundry Systems LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.827% VRN 8/19/31 (d)	187,617	187,899
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.827% VRN 9/30/31 (d)	232,685	232,201
Altium Packaging LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.827% VRN 6/11/31 (d)	297,000	295,640
American Airlines, Inc., 2024 1st Lien Term Loan B, 6 mo. USD Term SOFR + 2.250%
6.502% VRN 2/15/28 (d)	247,449	244,811
Amneal Pharmaceuticals LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 5.500%
9.827% VRN 5/04/28 (d)	738,184	749,567

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
AmWINS Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.577% VRN 1/30/32 (d)	$220,540	$220,579
Apro LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.061% VRN 7/09/31 (d)	195,374	194,479
Aretec Group, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.827% VRN 8/09/30 (d)	199,000	199,269
Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.327% VRN 12/11/28 (d)	339,251	339,041
Assured Partners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.500%
7.827% VRN 2/14/31 (d)	321,750	322,496
Asurion LLC
2022 Term Loan B10,
0.000% 8/19/28 (h)	550,000	541,827
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250%
9.691% VRN 1/20/29 (d)	225,862	209,099
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 2/15/29 (d) (h)	298,771	298,305
Aveanna Healthcare LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.183% VRN 7/17/28 (d)	198,970	194,338
Bally's Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.250%
0.000% VRN 10/02/28 (h)	149,226	131,505
Barnes Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 1/27/32 (d)	202,685	202,888
Bausch & Lomb Corp., 2025 Term Loan B,
0.000% 12/17/30 (h)	111,703	111,773
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.250%
10.561% VRN 10/08/30 (d) (h)	375,229	361,098
Belron Finance 2019 LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.750%
7.049% VRN 10/16/31 (d)	200,000	200,696
Bingo Holdings I LLC, Term Loan B,
0.000% 6/11/32 (h)	145,592	143,226
Boxer Parent Co., Inc.
2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.333% VRN 7/30/31 (d)	551,917	548,087
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.750%
10.083% VRN 7/30/32 (d)	200,000	194,126
Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.000%
7.327% VRN 6/13/31 (d)	289,229	289,513
Caesars Entertainment, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.577% VRN 2/06/30 (d)	244,760	244,271
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.327% VRN 7/31/30 (d)	200,000	199,872
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.546% VRN 7/06/29 (d)	61,356	51,085
Charlotte Buyer, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 4.250%
8.564% VRN 2/11/28 (d)	298,252	298,198

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Charter NEX US, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.750%
7.061% VRN 11/29/30 (d)	$206,029	$206,674
Clarios Global LP, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 1/28/32 (d)	279,642	279,818
Cloud Software Group, Inc.
2024 USD Term Loan, 3 mo. USD Term SOFR + 3.750%
0.000% VRN 3/21/31 (h)	199,499	199,794
2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.796% VRN 3/29/29 (d)	218,742	218,890
Cloudera, Inc., 2021 Second Lien Term Loan, 1 mo. USD Term SOFR + 0.000%
4.427% VRN 10/08/29 (d)	266,667	240,835
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.175%
7.502% VRN 4/13/29 (d)	229,430	228,877
CommScope, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 5.250%
9.577% VRN 12/17/29 (d)	300,000	303,282
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 2.750%
7.074% VRN 5/01/31 (d)	295,909	294,246
CPC Acquisition Corp.
Term Loan, 3 mo. USD Term SOFR + 3.750%
8.307% VRN 12/29/27 (d)	179,227	155,928
Second Lien Term Loan, 3 mo. USD Term SOFR + 7.750%
12.052% VRN 12/29/28 (d)	250,000	118,125
CSC Holdings LLC, 2022 Term Loan B6, 1 mo. USD Term SOFR + 4.500%
8.812% VRN 1/18/28 (d)	248,096	244,377
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
7.941% VRN 3/31/28 (d)	223,977	223,751
DXP Enterprises, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.077% VRN 10/11/30 (d)	230,814	232,113
Edelman Financial Center LLC, 2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250%
9.577% VRN 10/06/28 (d)	300,000	300,375
Electron BidCo, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 11/01/28 (d)	247,471	248,011
Emrld Borrower LP, Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.833% VRN 5/31/30 (d)	243,754	243,416
Ensemble RCM LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.280% VRN 8/01/29 (d)	129,213	129,683
First Student Bidco, Inc.
2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.796% VRN 7/21/28 (d)	214,687	214,687
2024 Term Loan C, 3 mo. USD Term SOFR + 2.500%
6.796% VRN 7/21/28 (d)	65,828	65,828
Five Star Intermediate Holding LLC, Term Loan, 3 mo. USD Term SOFR + 4.250%
8.557% VRN 5/05/29 (d)	218,150	217,424
Fleet Midco I Ltd., 2024 1st Lien Term Loan B, 6 mo. USD Term SOFR + 2.750%
7.055% VRN 2/21/31 (d)	180,559	180,785
Fluid-Flow Products, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.546% VRN 3/31/28 (d)	195,918	195,901
Flynn Restaurant Group LP, 2025 Incremental Term Loan,
8.077% 1/28/32	261,000	260,347

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Franklin Square Holdings LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.577% VRN 4/25/31 (d)	$226,421	$225,855
Freeport LNG Investments LLLP, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.522% VRN 12/21/28 (d)	229,383	229,241
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.396% VRN 10/01/27 (d)	292,347	281,165
Genesee & Wyoming, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 1.750%
6.046% VRN 4/10/31 (d)	248,125	246,651
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.827% VRN 1/30/32 (d)	310,506	310,276
GFL Environmental, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.824% VRN 3/03/32 (d)	258,532	258,317
Graham Packaging Co., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.827% VRN 8/04/27 (d)	215,952	216,252
Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.577% VRN 1/23/32 (d)	278,003	277,222
Grinding Media, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.830% VRN 10/12/28 (d)	189,632	187,736
Gryphon Debt Merger Sub, Inc., Term Loan B,
0.000% 6/18/32 (h)	136,719	136,605
Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.577% VRN 6/11/31 (d)	212,978	208,186
Heartland Dental LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 4.500%
8.827% VRN 4/28/28 (d) (h)	298,240	298,279
Highline Aftermarket Acquisition LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.827% VRN 2/19/30 (d)	199,499	200,496
Hyperion Materials & Technologies, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 4.500%, 3 mo. USD Term SOFR + 4.500%
8.941% - 9.094% VRN 8/30/28 (d)	365,019	350,418
INEOS Quattro Holdings UK Ltd., 2023 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.250%
8.677% VRN 4/02/29 (d)	497,481	462,036
Invenergy Thermal Operating I LLC
2025 Term Loan B,
0.000% 5/17/32 (h)	187,500	188,625
2025 Term Loan C,
0.000% 5/17/32 (h)	12,500	12,575
IPS Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
7.827% VRN 10/02/28 (d)	334,059	333,224
IRB Holding Corp., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.827% VRN 12/15/27 (d)	492,884	492,712
Ivanti Software, Inc.
2025 1st Lien Term Loan (Acquired 5/02/25, Cost $519,486), 3 mo. USD Term SOFR + 4.750%
9.016% VRN 6/01/29 (d) (i)	624,481	517,932
2025 Newco Term Loan (Acquired 5/08/25-5/15/25, Cost $87,951), 3 mo. USD Term SOFR + 5.750%
10.079% VRN 6/01/29 (d) (i)	92,526	95,147

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Johnstone Supply LLC, Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.818% VRN 6/09/31 (d)	$276,977	$277,367
Learfield Communications LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.500%
0.000% VRN 6/30/28 (h)	144,465	145,296
Level 3 Financing, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.250%
8.577% VRN 3/27/32 (d)	200,000	202,042
LifePoint Health, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.006% VRN 5/19/31 (d)	581,705	574,887
Lightning Power LLC, Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.546% VRN 8/18/31 (d)	186,482	186,689
LSF12 Crown US Commercial Bidco LLC, Term Loan B, 1 mo. USD Term SOFR + 4.250%
8.574% VRN 12/02/31 (d)	191,168	192,006
Lumen Technologies, Inc., 2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 2.350%
6.791% VRN 4/16/29 (d)	149,620	147,619
Mavis Tire Express Services Corp., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.000%
7.333% VRN 5/04/28 (d)	516,495	515,922
McGraw-Hill Global Education Holdings LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.577% VRN 8/06/31 (d)	151,340	151,750
MedAssets Software Intermediate Holdings, Inc.
2024 First Out Term Loan, 1 mo. USD Term SOFR + 4.000%
8.321% VRN 12/15/28 (d)	273,899	265,830
2024 Second Out Term Loan, 1 mo. USD Term SOFR + 4.000%
8.436% VRN 12/15/28 (d)	452,998	407,245
2024 Term Loan A, 1 mo. USD Term SOFR + 5.250%
9.571% VRN 12/15/28 (d)	36,212	36,212
2024 Third Out Term Loan, 1 mo. USD Term SOFR + 6.750%
11.186% VRN 12/17/29 (d)	27,740	22,365
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.000%
11.380% VRN 11/01/29 (d)	147,368	62,141
MH Sub I LLC, 2024 Term Loan B4, 1 mo. USD Term SOFR + 4.250%
8.577% VRN 12/31/31 (d)	147,615	127,933
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.000%
7.557% VRN 3/12/28 (d)	357,130	331,534
Mitchell International, Inc.
2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250%
7.577% VRN 6/17/31 (d)	198,500	198,182
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250%
9.577% VRN 6/17/32 (d)	197,802	193,797
MKS Instruments, Inc., 2025 USD Repriced Term Loan, 1 mo. USD Term SOFR + 2.000%
6.322% VRN 8/17/29 (d)	155,306	155,461
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250%
9.677% VRN 2/23/29 (d)	205,918	164,631
Neptune Bidco US, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
9.330% VRN 4/11/29 (d)	144,357	136,185

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
New Arclin US Holding Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
7.927% VRN 9/30/28 (d)	$191,902	$192,359
Nielsen Consumer, Inc., 2025 USD Term Loan,
0.000% 3/06/28 (h)	207,293	207,185
Nvent Electric Public Ltd. Co., Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.827% VRN 1/30/32 (d)	215,517	216,694
OID-OL Intermediate I LLC
Term Loan 2, 3 mo. USD Term SOFR + 4.250%
8.733% VRN 2/01/29 (d)	443,633	369,879
Term Loan 1, 3 mo. USD Term SOFR + 6.000%
10.318% VRN 2/01/29 (d)	139,635	143,475
OMNIA Partners LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.750%
7.033% VRN 7/25/30 (d)	315,457	315,918
Orion US Finco, Inc., 1st Lien Term Loan,
0.000% 5/20/32 (h)	187,874	188,437
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.572% VRN 10/05/28 (d)	248,123	247,908
Padagis LLC, Term Loan B, 3 mo. USD Term SOFR + 4.750%
9.271% VRN 7/06/28 (d)	341,281	319,098
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.177% VRN 2/01/28 (d)	775	683
Planet US Buyer LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.330% VRN 2/07/31 (d)	224,151	224,936
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.642% VRN 4/23/29 (d)	235,808	205,415
Polar US Borrower LLC
2024 Term Loan B1B, 3 mo. USD Term SOFR + 4.750%, PIK 0.750%, Cash,
9.133% VRN 10/16/28 (d) (g)	300,099	112,858
2024 Term Loan B1A, 3 mo. USD Term SOFR + 5.500%
9.883% VRN 10/16/28 (d)	436,193	164,039
Pretium Packaging LLC
First Out Term Loan A, 3 mo. USD Term SOFR + 3.750%, PIK 1.250%, Cash,
8.010% VRN 10/02/28 (d) (g)	742,994	739,546
Second Out Term Loan A1, 3 mo. USD Term SOFR + 3.899%, PIK 0.702%, Cash,
8.158% VRN 10/02/28 (d) (g)	78,556	37,286
Pro Mach Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 8/31/28 (d)	214,305	214,672
Proampac PG Borrower LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.000%
8.256% VRN 9/15/28 (d) (h)	342,894	343,666
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.250%
0.000% VRN10/26/30 (h)	200,000	200,862
Project Ruby Ultimate Parent Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.441% VRN 3/10/28 (d)	292,535	292,777
Prometric Holdings, Inc., 2025 Term Loan B,
0.000% 6/18/32 (h)	168,429	168,324
Quikrete Holdings, Inc.
2025 Term Loan B1, 1 mo. USD Term SOFR + 2.250%
6.577% VRN 4/14/31 (d)	172,773	172,389

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2025 Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.577% VRN 2/10/32 (d)	$141,740	$141,492
Radiology Partners, Inc., 2025 Term Loan,
0.000% 1/31/29 (h)	192,493	190,808
Radnet Management, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.580% VRN 4/18/31 (d)	248,120	248,277
Raising Cane's Restaurants LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.327% VRN 9/18/31 (d)	239,302	240,498
Raven Acquisition Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.577% VRN 11/19/31 (d)	252,532	252,216
Recess Holdings, Inc., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.750%
8.025% VRN 2/20/30 (d)	357,424	358,185
Renaissance Holding Corp., 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.000%
8.280% VRN 4/05/30 (d)	295,481	267,641
Ring Container Technologies Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 8/14/28 (d)	198,496	198,992
Sabre GLBL, Inc., 2022 1st Lien Term Loan B, 1 mo. USD Term SOFR + 5.000%
9.427% VRN 6/30/28 (d)	150,000	148,500
Sazerac Co., Inc., Term Loan B,
0.000% 6/25/32 (h)	124,349	124,193
Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.285% VRN 4/04/29 (d)	247,626	247,302
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.327% VRN 7/31/31 (d)	217,633	218,314
Service Logic Acquisition, Inc., 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.280% VRN 10/29/27 (d)	151,758	151,758
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000%
8.577% VRN 3/04/28 (d)	146,422	128,119
Summer (BC) Holdco B SARL, 2024 EUR Term Loan, 3 mo. EURIBOR + 4.500%
6.479% VRN 1/31/29 EUR (d) (e)	67,003	78,306
Surgery Center Holdings, Inc., 2024 Term Loan B,
0.000% 12/19/30 (h)	199,495	200,058
Tacala LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.827% VRN 1/31/31 (d)	177,314	177,965
Team Health Holdings, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.250%
9.530% VRN 3/02/27 (d) (h)	347,840	345,611
Third Coast Infrastructure LLC, Term Loan B, 1 mo. USD Term SOFR + 4.250%
8.577% VRN 9/25/30 (d)	213,887	214,823
Tiger Acquisition LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 6/01/28 (d)	212,748	213,154
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.750%
8.046% VRN 9/15/28 (d) (h)	704,331	691,041

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250%
7.546% VRN 3/31/28 (d)	$1,699	$1,704
Twitter, Inc., 2025 Fixed Term Loan,
9.500% 10/26/29	926,803	900,546
UFC Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.571% VRN 11/21/31 (d)	263,986	264,852
United Talent Agency LLC, 2025 Term Loan B,
0.000% 6/10/32 (h)	200,000	200,250
UPC Broadband Holding BV, 2020 USD Term Loan AT, 1 mo. USD Term SOFR + 2.250%
6.676% VRN 4/30/28 (d)	500,000	499,065
Varsity Brands, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 3.500%
7.830% VRN 8/26/31 (d)	364,913	364,570
Veritas US, Inc., 2024 Priority Term Loan, 3 mo. USD Term SOFR + 12.500%,
16.796% VRN 12/09/29 (d)	245	245
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.175%
7.373% VRN 3/31/31 (d)	700,000	690,298
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000%
8.541% VRN 4/24/28 (d)	287,016	271,589
Vistra Zero Operating Co. LLC, Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.327% VRN 4/30/31 (d)	322,876	318,033
VS Buyer LLC, 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.750%
7.019% VRN 4/12/31 (d)	237,451	238,342
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.827% VRN 1/30/31 (d)	299,223	297,691
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.577% VRN 10/19/29 (d)	241,228	239,540
WireCo WorldGroup, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.022% VRN 11/13/28 (d)	175,580	165,923
Zayo Group Holdings, Inc.
USD Term Loan, 1 mo. USD Term SOFR + 3.000%
7.441% VRN 3/09/27 (d)	100,000	94,920
2022 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 4.250%
8.577% VRN 3/09/27 (d) (h)	496,417	475,835
		39,233,560
TOTAL BANK LOANS (Cost $62,099,957)		62,399,863
Corporate Debt — 41.0%
Angola — 0.1%
Azule Energy Finance PLC
8.125% 1/23/30 (j)	200,000	197,600
Argentina — 0.1%
Transportadora de Gas del Sur SA
8.500% 7/24/31 (j)	108,000	113,250
Belgium — 0.1%
Elia Group SA 5 yr. EURIBOR ICE Swap + 2.506%
5.850% VRN EUR (d) (e) (j) (k)	100,000	123,554

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Brazil — 0.2%
Embraer Netherlands Finance BV
7.000% 7/28/30 (j)	$200,000	$215,942
Canada — 1.0%
1011778 BC ULC/New Red Finance, Inc.
5.625% 9/15/29 (j)	200,000	202,824
Enbridge, Inc., Series NC5, 5 yr. CMT + 3.785%
8.250% VRN 1/15/84 (d)	551,000	582,488
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.000% 8/01/30 (j)	200,000	200,666
Parkland Corp.
6.625% 8/15/32 (j)	206,000	210,549
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (j)	200,000	192,355
		1,388,882
Chile — 0.3%
Banco de Credito e Inversiones SA 5 yr. CMT + 4.944%
8.750% VRN (d) (j) (k)	200,000	211,006
VTR Comunicaciones SpA
4.375% 4/15/29 (j)	200,000	177,321
		388,327
Colombia — 0.1%
Geopark Ltd.
8.750% 1/31/30 (j)	200,000	176,000
Finland — 0.2%
Mehilainen Yhtiot OYJ
5.125% 6/30/32 EUR (e) (j)	100,000	118,294
3 mo. EURIBOR + 3.375% 5.406% FRN 6/30/32 EUR (d) (e) (j)	100,000	118,122
		236,416
France — 2.0%
Atos SE
5.000% STEP 12/18/30 EUR (e) (j)	250,000	250,245
9.000% STEP 12/18/29 EUR (e) (j)	250,000	328,423
Cerba Healthcare SACA
3.500% 5/31/28 EUR (e) (j)	100,000	85,230
Electricite de France SA
5 yr. EUR Swap + 3.970% 3.375% VRN EUR (d) (e) (j) (k)	200,000	223,272
5 yr. U.K. Government Bond + 3.775% 7.375% VRN GBP (d) (e) (j) (k)	100,000	138,616
5 yr. CMT + 5.411% 9.125% VRN (d) (j) (k)	200,000	225,585
Eutelsat SA
9.750% 4/13/29 EUR (e) (j)	100,000	126,977
Forvia SE
2.375% 6/15/29 EUR (e) (j)	100,000	108,372
5.500% 6/15/31 EUR (e) (j) (l)	150,000	174,303
5.625% 6/15/30 EUR (e) (j)	100,000	117,943
iliad SA
5.625% 2/15/30 EUR (e) (j)	100,000	125,856
La Poste SA 5 yr. EURIBOR ICE Swap + 2.679%
5.000% VRN EUR (d) (e) (j) (k)	200,000	242,188
Orange SA 5 yr. EUR Swap + 2.659%
5.375% VRN EUR (d) (e) (j) (k)	100,000	125,661

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Viridien
10.000% 10/15/30 (j) (l)	$200,000	$196,810
Worldline SA
5.250% 11/27/29 EUR (e) (j) (l)	200,000	206,636
5.500% 6/10/30 EUR (e) (j) (l)	100,000	102,267
		2,778,384
Germany — 3.0%
Bayer AG
5 yr. EUR Swap + 3.108% 3.125% VRN 11/12/79 EUR (d) (e) (j)	200,000	230,000
5 yr. EUR Swap + 4.458% 5.375% VRN 3/25/82 EUR (d) (e) (j)	200,000	236,832
5 yr. EUR Swap + 3.896% 7.000% VRN 9/25/83 EUR (d) (e) (j)	200,000	253,319
Ceconomy AG
6.250% 7/15/29 EUR (e) (j)	125,000	153,662
Dynamo Newco II GmbH
6.250% 10/15/31 EUR (e) (j)	200,000	241,483
Grand City Properties Finance SARL 5 yr. EUR Swap + 3.508%
6.125% VRN EUR (d) (e) (k)	100,000	121,431
Grand City Properties SA 5 yr. EUR Swap + 2.184%
1.500% VRN EUR (d) (e) (j) (k)	200,000	228,267
IHO Verwaltungs GmbH PIK 7.75%, Cash
7.000% 11/15/31 EUR (e) (g) (j)	350,000	435,044
Mahle GmbH
6.500% 5/02/31 EUR (e) (j)	150,000	179,351
Nidda Healthcare Holding GmbH
5.375% 10/23/30 EUR (e) (j)	335,000	399,915
PCF GmbH
4.750% 4/15/29 EUR (e) (j)	250,000	242,877
ProGroup AG
5.125% 4/15/29 EUR (e) (j) (l)	100,000	119,120
SGL Carbon SE, Convertible,
5.750% 6/28/28 EUR (e) (j)	200,000	230,596
Techem Verwaltungsgesellschaft 675 GmbH 3 mo. EURIBOR + 3.000%
4.977% FRN 7/15/32 EUR (d) (e) (j) (m)	150,000	175,010
Tele Columbus AG PIK 10.000%, Cash
10.000% 1/01/29 EUR (e) (g) (j)	157,500	127,272
Volkswagen International Finance NV 5 yr. EUR Swap + 2.924%
3.748% VRN EUR (d) (e) (j) (k)	100,000	116,197
Wintershall Dea Finance 2 BV
5 yr. EUR Swap + 3.319% 3.000% VRN EUR (d) (e) (j) (k)	200,000	221,199
5 yr. EURIBOR ICE Swap + 3.940% 6.117% VRN EUR (d) (e) (j) (k)	270,000	324,805
ZF Europe Finance BV
7.000% 6/12/30 EUR (e) (j)	200,000	236,099
		4,272,479
India — 0.3%
Vedanta Resources Finance II PLC
9.850% 4/24/33 (j)	400,000	401,388
Indonesia — 0.3%
Medco Maple Tree Pte. Ltd.
8.960% 4/27/29 (j)	400,000	416,360
Ireland — 0.8%
eircom Finance DAC
5.000% 4/30/31 EUR (e) (j)	200,000	236,945

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Energia Group Roi Financeco DAC
6.875% 7/31/28 EUR (e) (j)	$350,000	$426,919
GGAM Finance Ltd.
5.875% 3/15/30 (j)	221,000	222,569
8.000% 2/15/27 (j)	200,000	206,208
		1,092,641
Italy — 0.9%
Cerved Group SpA 3 mo. EURIBOR + 5.250%
7.225% FRN 2/15/29 EUR (d) (e) (j)	199,000	232,016
Engineering - Ingegneria Informatica - SpA
8.625% 2/15/30 EUR (e) (j) (l)	100,000	126,021
11.125% 5/15/28 EUR (e) (j)	200,000	248,877
Fedrigoni SpA
6.125% 6/15/31 EUR (e) (j)	100,000	112,668
Fibercop SpA
5.125% 6/30/32 EUR (e) (j)	160,000	188,736
6.375% 11/15/33 (j)	250,000	242,773
TeamSystem SpA
5.000% 7/01/31 EUR (e) (j) (m)	110,000	129,484
		1,280,575
Luxembourg — 1.2%
Albion Financing 1 SARL/Aggreko Holdings, Inc.
5.375% 5/21/30 EUR (e) (j)	300,000	361,479
Cidron Aida Finco SARL
9.125% 10/27/31 GBP (e) (j)	270,000	378,173
INEOS Finance PLC
6.375% 4/15/29 EUR (e) (j)	200,000	238,785
Luna 2 5SARL
5.500% 7/01/32 EUR (e) (j) (m)	100,000	120,024
PLT VII Finance SARL
3 mo. EURIBOR + 3.500% 5.475% FRN 6/15/31 EUR (d) (e) (j)	100,000	117,795
6.000% 6/15/31 EUR (e) (j)	150,000	179,564
Summer BC Holdco A SARL
9.250% 10/31/27 EUR (e) (j)	180,211	212,322
Summer BC Holdco B SARL
5.875% 2/15/30 EUR (e) (j)	100,000	116,778
		1,724,920
Macau — 0.2%
MGM China Holdings Ltd.
7.125% 6/26/31 (j)	300,000	311,827
Mexico — 0.7%
Banco Mercantil del Norte SA 5 yr. CMT + 4.072%
8.375% VRN (d) (j) (k)	381,000	385,129
Petroleos Mexicanos
6.700% 2/16/32	250,000	232,270
7.690% 1/23/50	250,000	196,646
Saavi Energia SARL
8.875% 2/10/35 (j)	200,000	208,700
		1,022,745

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Netherlands — 0.8%
Odido Group Holding BV
5.500% 1/15/30 EUR (e) (j)	$250,000	$294,193
Sunrise FinCo I BV
4.625% 5/15/32 EUR (e) (j)	450,000	534,120
Trivium Packaging Finance BV
6.625% 7/15/30 EUR (e) (j)	140,000	170,442
VEON Holdings BV
3.375% 11/25/27 (j)	200,000	184,186
		1,182,941
Norway — 0.5%
HX Holdings Co. Ltd.
7.000% STEP 2/12/30 EUR (e)	19,729	20,799
TGS ASA
8.500% 1/15/30 (j)	400,000	412,829
Var Energi ASA 5 yr. EURIBOR ICE Swap + 4.765%
7.862% VRN 11/15/83 EUR (d) (e) (j)	200,000	258,560
		692,188
Peru — 0.2%
Banco BBVA Peru SA 5 yr. CMT + 2.002%
6.200% VRN 6/07/34 (d) (j)	300,000	307,173
Portugal — 0.3%
EDP SA 5 yr. EURIBOR ICE Swap + 2.239%
4.500% VRN 5/27/55 EUR (d) (e) (j)	400,000	469,767
Puerto Rico — 0.1%
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (j)	200,000	134,718
Russia — 0.0%
Sovcombank, 5 yr. CMT + 6.380%,
7.750% (a) (b) (f) (j) (k)	500,000	—
Slovenia — 0.1%
United Group BV
6.500% 10/31/31 EUR (e) (j)	150,000	178,526
Spain — 0.8%
Anarafe SL 3 mo. EURIBOR + 12.750%
14.694% FRN 12/31/26 EUR (d) (e) (j)	103,257	76,628
Cellnex Telecom SA, Convertible,
0.750% 11/20/31 EUR (e) (j)	200,000	209,928
Grifols SA
7.125% 5/01/30 EUR (e) (j)	130,000	158,893
Kaixo Bondco Telecom SA
5.125% 9/30/29 EUR (e) (j)	150,000	179,126
Telefonica Europe BV
8 yr. EURIBOR ICE Swap + 3.121% 5.752% VRN EUR (d) (e) (j) (k)	200,000	244,347
7 yr. EUR Swap + 3.347% 6.135% VRN EUR (d) (e) (j) (k)	200,000	252,317
		1,121,239
Switzerland — 0.3%
Consolidated Energy Finance SA
6.500% 5/15/26 (j)	300,000	291,140

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Dufry One BV
4.500% 5/23/32 EUR (e) (j)	$160,000	$189,158
		480,298
Tanzania, United Republic Of — 0.3%
HTA Group Ltd.
7.500% 6/04/29 (j)	367,000	376,248
Turkey — 1.2%
Limak Yenilenebilir Enerji AS
9.625% 8/12/30 (j)	252,000	248,822
QNB Bank AS
7.250% 5/21/29 (j)	397,000	410,895
Turkcell Iletisim Hizmetleri AS
7.650% 1/24/32 (j)	200,000	203,401
Turkiye Garanti Bankasi AS 5 yr. CMT + 4.090%
8.375% VRN 2/28/34 (d) (j)	220,000	223,468
Ulker Biskuvi Sanayi AS
7.875% 7/08/31 (j)	222,000	227,046
WE Soda Investments Holding PLC
9.500% 10/06/28 (j)	306,000	319,219
		1,632,851
United Kingdom — 4.8%
British Telecommunications PLC 5 yr. U.K. Government Bond + 2.282%
6.375% VRN 12/03/55 GBP (d) (e) (j)	180,000	247,249
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.625% 2/15/32 EUR (e) (j)	120,000	145,390
6.375% 2/15/32 (j)	200,000	200,326
Centrica PLC 5 yr. U.K. Government Bond + 2.512%
6.500% VRN 5/21/55 GBP (d) (e) (j)	200,000	277,618
CPUK Finance Ltd.
7.875% 8/28/29 GBP (e) (j)	100,000	142,732
Heathrow Finance PLC
6.625% 3/01/31 GBP (e) (j)	350,000	477,539
House of Fraser Funding PLC
1.000% 9/15/20 GBP (e) (f) (j) (n)	150,000	103
INEOS Quattro Finance 2 PLC
6.750% 4/15/30 EUR (e) (j)	200,000	217,220
Macquarie Airfinance Holdings Ltd.
8.125% 3/30/29 (j)	139,000	145,391
Market Bidco Finco PLC
5.500% 11/04/27 GBP (e) (j)	250,000	336,309
Ocado Group PLC
Convertible, 0.750% 1/18/27 GBP (e) (j)	200,000	247,077
Convertible, 6.250% 8/06/29 GBP (e) (j)	200,000	242,244
10.500% 8/08/29 GBP (e) (j)	270,000	360,935
Pinewood Finco PLC
6.000% 3/27/30 GBP (e) (j)	150,000	203,325
Travelex Financing PLC, (Acquired 1/13/20, Cost $1,178,955),
8.000% 5/15/22 EUR (e) (f) (i) (j) (n)	1,050,000	4,638
Travelex Issuerco 2 PLC, (Acquired 5/07/24-5/05/25, Cost $2,546,506), PIK 7.500%, Cash
3.010% 3/31/29 GBP (e) (g) (i) (j)	2,017,893	2,759,499
TVL Finance PLC
10.250% 4/28/28 GBP (e) (j)	100,000	137,073

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vmed O2 UK Financing I PLC
4.500% 7/15/31 GBP (e) (j)	$200,000	$245,704
Vodafone Group PLC
5 yr. EUR Swap + 3.477% 3.000% VRN 8/27/80 EUR (d) (e) (j)	200,000	223,481
5 yr. EUR Swap + 3.489% 6.500% VRN 8/30/84 EUR (d) (e) (j)	150,000	192,945
		6,806,798
United States — 19.8%
1261229 BC Ltd.
10.000% 4/15/32 (j)	300,000	302,631
AdaptHealth LLC
5.125% 3/01/30 (j)	200,000	190,025
ADT Security Corp.
4.875% 7/15/32 (j)	350,000	335,749
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 4/15/28 (j)	150,000	152,491
7.000% 1/15/31 (j)	251,000	259,637
Alpha Generation LLC
6.750% 10/15/32 (j)	190,000	195,861
AmWINS Group, Inc.
6.375% 2/15/29 (j)	183,000	186,520
AS Mileage Plan IP Ltd.
5.021% 10/20/29 (j)	150,000	148,433
5.308% 10/20/31 (j)	150,000	147,571
Azorra Finance Ltd.
7.250% 1/15/31 (j) (m)	122,000	124,553
B&G Foods, Inc.
8.000% 9/15/28 (j)	350,000	336,975
Bausch Health Cos., Inc.
11.000% 9/30/28 (j)	150,000	148,500
14.000% 10/15/30 (j)	200,000	175,000
Boost Newco Borrower LLC
7.500% 1/15/31 (j)	200,000	212,303
CACI International, Inc.
6.375% 6/15/33 (j)	61,000	62,949
Carvana Co. PIK 14.000%, Cash
9.000% 6/01/31 (g) (j)	300,000	355,377
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (j)	325,000	303,606
Celanese US Holdings LLC
6.629% STEP 7/15/32	350,000	366,930
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% 6/15/29 (j)	94,000	77,728
CHS/Community Health Systems, Inc.
10.875% 1/15/32 (j)	300,000	317,960
Clarios Global LP/Clarios US Finance Co.
6.750% 2/15/30 (j)	217,000	225,634
Cloud Software Group, Inc.
6.500% 3/31/29 (j)	200,000	201,863
Clydesdale Acquisition Holdings, Inc.
8.750% 4/15/30 (j)	180,000	184,108
CommScope LLC
7.125% 7/01/28 (j)	150,000	147,429
Consolidated Communications, Inc.
6.500% 10/01/28 (j)	400,000	407,113
CSC Holdings LLC
4.625% 12/01/30 (j) (l)	300,000	139,517
11.750% 1/31/29 (j)	250,000	237,789

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CVR Energy, Inc.
5.750% 2/15/28 (j)	$150,000	$143,626
8.500% 1/15/29 (j)	150,000	150,059
DISH Network Corp.
11.750% 11/15/27 (j)	250,000	257,706
EchoStar Corp.
PIK 6.750%, Cash 6.750% 11/30/30 (g)	155,568	141,976
10.750% 11/30/29	250,000	257,500
Edison International
5 yr. CMT + 3.658% 7.875% VRN 6/15/54 (d) (l)	129,000	122,210
5 yr. CMT + 3.864% 8.125% VRN 6/15/53 (d) (l)	488,000	471,357
Embecta Corp.
5.000% 2/15/30 (j)	350,000	316,258
Energizer Holdings, Inc.
4.375% 3/31/29 (j)	400,000	378,326
Enpro, Inc.
6.125% 6/01/33 (j)	200,000	204,464
ESC Briggs & Stratton, Inc.
6.875% 12/15/49 (a) (b) (f)	514,000	—
Focus Financial Partners LLC
6.750% 9/15/31 (j)	436,000	445,053
Full House Resorts, Inc.
8.250% 2/15/28 (j)	450,000	437,253
Genesee & Wyoming, Inc.
6.250% 4/15/32 (j)	208,000	212,238
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 5/15/33	250,000	261,380
GFL Environmental, Inc.
6.750% 1/15/31 (j)	200,000	209,285
Global Partners LP/GLP Finance Corp.
7.125% 7/01/33 (j)	35,000	35,490
8.250% 1/15/32 (j)	142,000	149,339
Goat Holdco LLC
6.750% 2/01/32 (j)	18,000	18,298
GrubHub Holdings, Inc.
5.500% 7/01/27 (j) (l)	446,000	432,802
HAT Holdings I LLC/HAT Holdings II LLC
8.000% 6/15/27 (j)	200,000	208,366
Herbalife Ltd., Convertible,
4.250% 6/15/28	536,000	485,080
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% 4/15/30 (j)	200,000	194,429
HLF Financing SARL LLC/Herbalife International, Inc.
12.250% 4/15/29 (j)	200,000	217,616
Iron Mountain, Inc.
5.000% 7/15/28 (j)	300,000	297,623
ITT Holdings LLC
6.500% 8/01/29 (j)	400,000	380,380
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.750% 12/01/31	150,000	139,574
5.500% 1/15/30	188,000	192,307
Jefferson Capital Holdings LLC
8.250% 5/15/30 (j)	226,000	234,170
9.500% 2/15/29 (j)	150,000	158,332
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% 9/20/31 (j)	300,000	291,864
JH North America Holdings, Inc.
5.875% 1/31/31 (j)	35,000	35,306
6.125% 7/31/32 (j)	36,000	36,598

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
LifePoint Health, Inc.
10.000% 6/01/32 (j) (l)	$350,000	$361,083
11.000% 10/15/30 (j)	250,000	275,799
Lightning Power LLC
7.250% 8/15/32 (j)	250,000	263,113
Mauser Packaging Solutions Holding Co.
9.250% 4/15/27 (j)	500,000	496,494
McGraw-Hill Education, Inc.
7.375% 9/01/31 (j)	215,000	224,275
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (j)	200,000	192,653
NCL Corp. Ltd.
6.250% 3/01/30 (j)	219,000	220,869
6.750% 2/01/32 (j)	106,000	108,293
Neogen Food Safety Corp.
8.625% 7/20/30 (j)	213,000	220,314
Newell Brands, Inc.
6.375% 5/15/30	190,000	184,837
6.625% 9/15/29	150,000	148,480
6.625% 5/15/32	150,000	143,094
7.000% STEP 4/01/46	100,000	85,434
8.500% 6/01/28 (j)	74,000	77,716
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% 2/15/29 (j)	83,000	83,855
8.375% 2/15/32 (j)	247,000	247,742
Novelis Corp.
3.250% 11/15/26 (j)	200,000	196,795
Olympus Water US Holding Corp.
4.250% 10/01/28 (j)	210,000	199,702
OneMain Finance Corp.
3.875% 9/15/28	400,000	383,583
OneSky Flight LLC
8.875% 12/15/29 (j)	200,000	208,248
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.125% 4/30/31 (j) (l)	200,000	173,571
Parsons Corp.
2.625% 3/01/29	97,000	103,111
Performance Food Group, Inc.
6.125% 9/15/32 (j)	202,000	206,633
Perrigo Finance Unlimited Co.
6.125% 9/30/32	250,000	252,398
PG&E Corp.
5.000% 7/01/28	150,000	146,108
5.250% 7/01/30	150,000	142,896
Phinia, Inc.
6.625% 10/15/32 (j)	297,000	301,628
Pike Corp.
8.625% 1/31/31 (j)	300,000	326,274
PRA Group, Inc.
8.375% 2/01/28 (j)	140,000	143,675
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.250% 1/15/28 (j)	200,000	200,313
PROG Holdings, Inc.
6.000% 11/15/29 (j)	250,000	240,046
QXO Building Products, Inc.
6.750% 4/30/32 (j)	229,000	235,916

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Radiology Partners, Inc.
8.500% 7/15/32 (j)	$277,000	$277,645
PIK 9.781%, Cash 9.781% 2/15/30 (g) (j)	419,561	412,219
Raven Acquisition Holdings LLC
6.875% 11/15/31 (j)	305,000	305,013
Resideo Funding, Inc.
6.500% 7/15/32 (j)	200,000	204,898
RHP Hotel Properties LP/RHP Finance Corp.
6.500% 6/15/33 (j)	101,000	103,903
Rocket Cos., Inc.
6.125% 8/01/30 (j)	65,000	66,237
6.375% 8/01/33 (j)	65,000	66,508
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (j)	300,000	301,062
Sabre GLBL, Inc.
Convertible, 7.320% 8/01/26	200,000	220,100
10.750% 11/15/29 (j)	54,000	55,487
Service Properties Trust
4.950% 2/15/27	225,000	222,087
8.875% 6/15/32	150,000	154,239
Surgery Center Holdings, Inc.
7.250% 4/15/32 (j) (l)	300,000	305,704
Talen Energy Supply LLC
8.625% 6/01/30 (j)	500,000	535,833
Team Health Holdings, Inc. PIK 4.500%, Cash
13.500% 6/30/28 (g) (j)	204,500	221,883
TransDigm, Inc.
6.750% 8/15/28 (j)	350,000	357,399
Trident TPI Holdings, Inc.
12.750% 12/31/28 (j)	201,000	213,217
Triumph Group, Inc.
9.000% 3/15/28 (j)	200,000	209,008
UGI International LLC
2.500% 12/01/29 EUR (e) (j)	250,000	274,638
UKG, Inc.
6.875% 2/01/31 (j)	259,000	268,732
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% 2/15/29 (j)	300,000	289,959
10.500% 2/15/28 (j)	118,000	125,085
Uniti Group, Inc., Convertible,
7.500% 12/01/27 (j)	120,000	132,360
US Foods, Inc.
5.750% 4/15/33 (j)	300,000	299,685
Venture Global LNG, Inc.
7.000% 1/15/30 (j)	250,000	252,728
9.875% 2/01/32 (j)	250,000	269,991
Venture Global Plaquemines LNG LLC
6.500% 1/15/34 (m)	98,000	98,000
Vibrantz Technologies, Inc.
9.000% 2/15/30 (j) (l)	238,000	160,340
Viking Baked Goods Acquisition Corp.
8.625% 11/01/31 (j)	187,000	183,217
Voyager Parent LLC
9.250% 7/01/32 (j)	150,000	156,064
Watco Cos. LLC/Watco Finance Corp.
7.125% 8/01/32 (j)	317,000	331,365
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% 10/01/31 (j)	250,000	261,821

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
XPLR Infrastructure Operating Partners LP
8.375% 1/15/31 (j) (l)	$72,000	$76,903
8.625% 3/15/33 (j) (l)	129,000	138,259
Zayo Group Holdings, Inc.
4.000% 3/01/27 (j)	62,000	58,142
		27,865,196
Uzbekistan — 0.1%
Uzbek Industrial & Construction Bank ATB
8.950% 7/24/29 (j)	200,000	210,400
Zambia — 0.2%
First Quantum Minerals Ltd.
9.375% 3/01/29 (j)	245,000	260,030
TOTAL CORPORATE DEBT (Cost $58,086,273)		57,859,663
Non-U.S. Government Agency Obligations — 6.9%
Cayman Islands — 4.2%
ARES XLVIII CLO Ltd., Series 2018-48A, Class E, 3 mo. USD Term SOFR + 5.462%
9.731% FRN 7/20/30 (d) (j)	800,000	796,454
Diameter Capital CLO 9 Ltd., Series 2025-9A, Class E, 3 mo. USD Term SOFR + 4.700%
9.017% FRN 4/20/38 (d) (j)	750,000	751,576
Elmwood CLO 39 Ltd., Series 2025-2A, Class E1, 3 mo. USD Term SOFR + 4.400%
8.684% FRN 4/17/38 (d) (j)	750,000	749,541
Madison Park Funding XIII Ltd., Series 2014-13A, Class SUB,
7.790% VRN 4/19/30 (d) (j) (o)	500,000	22,726
Magnetite VII Ltd., (Acquired 5/16/18, Cost $1,821,828),
5.000% VRN 1/15/28 (d) (i) (j) (o)	2,000,000	90,696
Octagon 74 Ltd., Series 2025-2A, Class E, 3 mo. USD Term SOFR + 5.100%
9.384% FRN 4/22/38 (d) (j)	1,000,000	994,479
RR 20 Ltd., Series 2022-20A, Class DR, 3 mo. USD Term SOFR + 4.500%
8.756% FRN 7/15/37 (d) (j)	1,500,000	1,475,492
Texas Debt Capital CLO Ltd., Series 2025-1A, Class E, 3 mo. USD Term SOFR + 4.500%
8.760% FRN 4/24/38 (d) (j)	1,000,000	1,003,882
		5,884,846
Ireland — 2.1%
Bain Capital Euro CLO DAC, Series 2021-2A, Class E, 3 mo. EURIBOR + 6.220%
8.483% FRN 7/17/34 EUR (d) (e) (j)	800,000	918,989
BlackRock European CLO VII DAC, Series 7X, Class E, 3 mo. EURIBOR + 5.170%
7.449% FRN 10/15/31 EUR (d) (e) (j)	725,000	854,372
Tymon Park CLO DAC, Series 1A, Class DRR, 3 mo. EURIBOR + 6.160%
8.396% FRN 7/21/34 EUR (d) (e) (j)	1,000,000	1,194,932
		2,968,293

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
United Kingdom — 0.6%
Canyon Capital CLO Ltd., Series 2022-2A, Class ER, 3 mo. USD Term SOFR + 4.750%
9.006% FRN 4/15/38 (d) (j)	$825,000	$816,523
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,799,784)		9,669,662
Sovereign Debt Obligations — 0.2%
Uzbekistan — 0.2%
National Bank of Uzbekistan
8.500% 7/05/29 (j)	300,000	314,939
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $297,509)		314,939
TOTAL BONDS & NOTES (Cost $132,283,523)		130,244,127
Warrants — 0.0%
	Number of Shares
United Kingdom — 0.0%
Travelex International Ltd., Expires 8/18/21 (c)	837	1,149
TOTAL WARRANTS (Cost $0)		1,149
Rights — 0.0%
United Kingdom — 0.0%
Innovation Group PLC (a) (b) (c)	21,315	—
Innovation Group PLC (a) (b) (c)	83,667	—
TOTAL RIGHTS (Cost $0)		—
TOTAL LONG-TERM INVESTMENTS (Cost $132,968,402)		130,776,072
Short-Term Investments — 8.9%
Investment of Cash Collateral from Securities Loaned — 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (p)	3,092,975	3,092,975
	Principal Amount
Repurchase Agreement — 6.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (q)	$9,517,700	9,517,700
TOTAL SHORT-TERM INVESTMENTS (Cost $12,610,675)		12,610,675
TOTAL INVESTMENTS — 101.6% (Cost $145,579,077) (r)		143,386,747
Other Assets/(Liabilities) — (1.6)%		(2,324,151)
NET ASSETS — 100.0%		$141,062,596

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
PIK	Payment in kind
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2025, these securities amounted to a value of $0 or 0.00% of net assets.
(b)	Investment is valued using significant unobservable inputs.
(c)	Non-income producing security.
(d)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2025, these securities amounted to a value of $4,741 or 0.00% of net assets.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2025, where the rate will be determined at time of settlement.
(i)	Restricted security. Certain securities are restricted to resale. At June 30, 2025, these securities amounted to a value of $3,716,632 or 2.63% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(j)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $61,967,949 or 43.93% of net assets.
(k)	Security is perpetual and has no stated maturity date.
(l)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $3,030,528 or 2.15% of net assets. (Note 2).
(m)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(n)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not available as of June 30, 2025.
(o)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2025.
(p)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(q)	Maturity value of $9,518,427. Collateralized by U.S. Government Agency obligations with a rate of 3.750%, maturity date of 6/30/27, and an aggregate market value, including accrued interest, of $9,708,063.
(r)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA	7/21/25	USD	39,571,909	EUR	34,205,329	$(770,806)
BNP Paribas SA	7/21/25	USD	98,135	CAD	133,156	259
Citibank N.A.	7/21/25	USD	6,270,479	GBP	4,617,676	(68,505)
Citibank N.A.	7/21/25	EUR	400,000	USD	465,334	6,437
Goldman Sachs International	7/21/25	USD	118,480	NOK	1,175,712	1,823
						$(830,792)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
Euro-BOBL	9/08/25	26	$3,614,618	$(10,466)
U.S. Treasury Note 5 Year	9/30/25	44	4,736,668	59,332
				$48,866

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
USD	U.S. Dollar

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Advantage Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated April 26, 2021. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Clinton Limited Term Municipal Fund (“MM Clinton Limited Term Municipal Fund”)

MassMutual Clinton Municipal Fund (“MM Clinton Municipal Fund”)

MassMutual Clinton Municipal Credit Opportunities Fund (“MM Clinton Municipal Credit Opportunities Fund”)

MassMutual Global Floating Rate Fund (“Global Floating Rate Fund”)

MassMutual Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund”)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. MML Investment Advisers, LLC (“MML Advisers”) acts as each Fund’s CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:

Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.

Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.

Cost approach: considers factors including the value of the security’s underlying assets and liabilities.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

Notes to Portfolio of Investments (Unaudited) (Continued)

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The MM Clinton Limited Term Municipal Fund, MM Clinton Municipal Fund, and MM Clinton Municipal Credit Opportunities Fund characterized all investments at Level 2, as of June 30, 2025. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2025, for the remaining Funds’ investments:

Global Floating Rate Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$677,563	$256,911	$305,043	$1,239,517
Preferred Stock	10,125	—	—	10,125
Bank Loans	—	105,871,821	433,656	106,305,477
Corporate Debt	—	13,778,504	—	13,778,504
Warrants	—	391	—	391
Short-Term Investments	—	10,295,340	—	10,295,340
Unfunded Loan Commitments*	—	7,534	—	7,534
Total Investments	$687,688	$130,210,501	$738,699	$131,636,888
Asset Derivatives
Forward Contracts	$—	$19,807	$—	$19,807
Liability Derivatives
Forward Contracts	$—	$(825,734)	$—	$(825,734)

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Credit Income Opportunities Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock
France	$—	$—	$	—+	$—
Germany	—	—		—+	—
Norway	—	128,362		—	128,362
Spain	—	—		—+	—
United Kingdom	—	—		—+	—
United States	363,756	—		—+	363,756
Preferred Stock
United States	38,678	—		—	38,678
Bank Loans	—	62,399,863		—+	62,399,863
Corporate Debt	—	57,859,663		—+	57,859,663
Non-U.S. Government Agency Obligations	—	9,669,662		—	9,669,662
Sovereign Debt Obligations	—	314,939		—	314,939
Warrants	—	1,149		—	1,149
Rights	—	—		—+	—
Short-Term Investments	3,092,975	9,517,700		—	12,610,675
Unfunded Loan Commitments*	—	7,634		—	7,634
Total Investments	$3,495,409	$139,898,972		$—	$143,394,381
Asset Derivatives
Forward Contracts	$—	$8,519		$—	$8,519
Futures Contracts	59,332	—		—	59,332
Total	$59,332	$8,519		$—	$67,851
Liability Derivatives
Forward Contracts	$—	$(839,311)		$—	$(839,311)
Futures Contracts	(10,466)	—		—	(10,466)
Total	$(10,466)	$(839,311)		$—	$(849,777)

*	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of June 30, 2025.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission’s EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the MM Clinton Limited Term Municipal Fund, MM Clinton Municipal Fund, and MM Clinton Municipal Credit Opportunities Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2025, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Credit Income Opportunities Fund invests a significant amount of its assets in foreign securities. The Global Floating Rate Fund may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Market Risk

The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At June 30, 2025, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MM Clinton Limited Term Municipal Fund	$52,691,730	$74,128	$(500,852)	$(426,724)
MM Clinton Municipal Fund	60,292,477	46,040	(1,861,688)	(1,815,648)
MM Clinton Municipal Credit Opportunities Fund	49,666,794	17,045	(2,177,823)	(2,160,778)
Global Floating Rate Fund	134,675,926	3,940,970	(6,987,542)	(3,046,572)
Global Credit Income Opportunities Fund	145,579,077	4,680,075	(6,872,405)	(2,192,330)

4. New Accounting Pronouncements

In December 2023, FASB issued Accounting Standards Update 2023-09 — Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to enhance the transparency and decision usefulness of income tax disclosures. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and allows for early adoption. Management is currently evaluating the impact of applying this update.

5. Legal Proceedings

On February 23, 2023, the MassMutual Global Credit Income Opportunities Fund and MassMutual Global Floating Rate Fund (the “Funds”) were named as third-party defendants in an adversary proceeding (the “Adversary Proceeding”) in the U.S. Bankruptcy Court for the Southern District of Texas, in connection with Serta Simmons Bedding, LLC’s (“Serta”) Chapter 11 bankruptcy proceeding (In re Serta Simmons Bedding). The adversary proceeding was brought by certain funds (“Excluded Lenders”) who did not participate in certain restructuring transactions entered into in 2020 (the “2020 Transaction”) against the funds (including the Funds) which did participate in the 2020 Transaction (the “Participating Lenders”).

After a trial on June 6, 2023 the Bankruptcy Court entered a final judgment in favor of the Participating Lenders in regards to the third-party claims in the Adversary Proceeding. The Excluded Lenders appealed to the Fifth Circuit and on December 31, 2024, a panel of the Fifth Circuit held that the 2020 Transaction was not a permissible open market purchase within the meaning of the Credit Agreement. The Fifth Circuit therefore reversed the Bankruptcy Court’s ruling and vacated the Bankruptcy Court’s denial of the Excluded Lenders’ breach of contract claims. The Fifth Circuit remanded the Adversary Proceeding back to the Bankruptcy Court for reconsideration of the Excluded Lenders’ breach of contract claims. The Bankruptcy Court has set a trial date on February 23, 2026 for the remanded counterclaims.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Excluded Lenders, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each Fund at the time of such judgment or settlement.